                                                        ------------------------
                                                              OMB APPROVAL
                                                        ------------------------
                                                        OMB Number:    3235-0570
                                                        Expires: August 31, 2010
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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-01474

                                 AIM Stock Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 01/31/08

Item 1. Reports to Stockholders.

DOMESTIC EQUITY

                                                                    AIM Dynamics
                                                                            Fund

Mid-Cap Growth

                            Semiannual Report to Shareholders - January 31, 2008

Table of Contents

Fund Performance ................    2
Letter to Shareholders ..........    4
Schedule of Investments .........    5
Financial Statements ............    9
Notes to Financial Statements       11
Financial Highlights ............   18
Fund Expenses ...................   23

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                            are from A I M Management Group Inc.

                                              If used after April 20, 2008, this
                                                 report must be accompanied by a
                                                        Fund fact sheet or by an
                                                AIM Quarterly Performance Review
                                                for the most recent quarter-end.

                     ===========================================================
                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
                     ===========================================================

[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM Dynamics Fund

Fund performance

================================================================================

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/07-1/31/08, at net asset (NAV). Performance shown does not include value applicable CDSC or front-end sales charges, which would have reduced performance.

Class A Shares                                                   -9.19%
Class B Shares                                                   -9.52
Class C Shares                                                   -9.53
Class R Shares                                                   -9.32
Investor Class Shares                                            -9.19
S&P 500 Index(triangle) (Broad Market Index)                     -4.32
Russell Midcap Growth Index(triangle) (Style-Specific Index)     -5.45
Lipper Mid-Cap Growth Funds Index(triangle) (Peer Group Index)   -2.76

SOURCE: (TRIANGLE)LIPPER INC.

The S&P 500--REGISTERED TRADEMARK-- Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

     The RUSSELL MIDCAP--REGISTERED TRADEMARK-- Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Company. Russell--registered trademark-- is a trademark of the Frank Russell Company.

     The LIPPER MID-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mid-Cap Growth Funds category. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

================================================================================

=====================================   ========================================

AVERAGE ANNUAL TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/08, including maximum        As of 12/31/07, the most recent
applicable sales charges                quarter-end, including maximum
                                        applicable sales charges

CLASS A SHARES                          CLASS A SHARES
Inception (3/28/02)              4.92%  Inception (3/28/02)                 6.95%
   5 Years                      13.77      5 Years                         16.11
   1 Year                       -7.75      1 Year                           6.19

CLASS B SHARES                          CLASS B SHARES
Inception (3/28/02)              5.01%  Inception (3/28/02)                 7.07%
   5 Years                      14.02      5 Years                         16.37
   1 Year                       -7.92      1 Year                           6.47

CLASS C SHARES                          CLASS C SHARES
Inception (2/14/00)             -4.11%  Inception (2/14/00)                -2.84%
   5 Years                      14.25      5 Years                         16.59
   1 Year                       -4.00      1 Year                          10.55

CLASS R SHARES                          CLASS R SHARES
Inception (10/25/05)            10.35%  Inception (10/25/05)               16.30%
   1 Year                       -2.56      1 Year                          12.05

INVESTOR CLASS SHARES                   INVESTOR CLASS SHARES
Inception (9/15/67)              9.07%  Inception (9/15/67)                 9.38%
  10 Years                       5.96     10 Years                          6.97
   5 Years                      15.11      5 Years                         17.47
   1 Year                       -2.32      1 Year                          12.35
=====================================   ========================================

AIM Dynamics Fund

The performance data quoted represent     Had the advisor not waived fees
past performance and cannot guarantee     and/or reimbursed expenses in the
comparable future results; current        past on Class B, Class C and Investor
performance may be lower or higher.       Class shares, performance would
Please visit AIMinvestments.com for the   have been lower.
most recent month-end performance.

Performance figures reflect reinvested
distributions, changes in net asset
value and the effect of the maximum
sales charge unless otherwise stated.
Performance figures do not reflect
deduction of taxes a shareholder would
pay on Fund distributions or sale of
Fund shares. Investment return and
principal value will fluctuate so that
you may have a gain or loss when you
sell shares.

     The net annual Fund operating
expense ratio set forth in the most
recent Fund prospectus as of the date of this report for Class A, Class B, Class
C, Class R and Investor Class shares was
1.04%, 1.79%, 1.79%, 1.29% and 1.04%,
respectively. The expense ratios
presented above may vary from the
expense ratios presented in other
sections of this report that are based
on expenses incurred during the period
covered by this report.

     Class A share performance reflects
the maximum 5.50% sales charge, and
Class B and Class C share performance
reflects the applicable contingent
deferred sales charge (CDSC) for the
period involved. The CDSC on Class B
shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.75% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Investor
Class shares do not have a front-end
sales charge or a CDSC; therefore,
performance is at net asset value.

     The performance of the Fund's share
classes will differ primarily due to
different sales charge structures and
class expenses.

AIM Dynamics Fund

                    Dear Fellow AIM Fund Shareholders:

                    The lines of communication are open: More than 250 of you
                    have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50
                    shareholders have contacted me directly by e-mail. When I
                    could respond quickly and easily to a shareholder's specific
[CROCKETT           concern I did, but the messages for the most part raised
  PHOTO]            consistent issues that I respond to here.

                         I have received many suggestions, a few complaints, and
                    one offer to buy a gold mine! In general, your letters
                    expressed an appreciation for transparency, frankness and
                    the opportunity to comment. Nevertheless, several sharehold-
                    ers found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information
                    needs. With these reports going to tens of thousands of
                    people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or
Bruce L. Crockett   further customize letters and reports is also affected by
                    technology, timeliness and cost.

                         Online survey responders preferred electronic
                    communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

                         The correspondence shows that improving fund
                    performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and
                    Financial Industry Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with AIM
                    Investments to make improved performance a top priority for all fund managers.

                         Expense levels came up as another dominant issue, and
                    no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind.
                    While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

                         The value of communication between the Board and
                    shareholders has been noted within and beyond the AIM community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important.
                    Morningstar--REGISTERED TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where AIM was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

                         In other news, Ruth Quigley retired from your Board at
                    the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation
                    Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema
                    Mathi-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

                         Your Board looks forward to another year of diligent
                    effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board of Trustees
                    March 18, 2008

AIM Dynamics Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets


---------------------------------------------------------
Consumer Discretionary                            19.9%
---------------------------------------------------------
Information Technology                            17.1
---------------------------------------------------------
Industrials                                       15.2
---------------------------------------------------------
Health Care                                       14.7
---------------------------------------------------------
Energy                                             9.8
---------------------------------------------------------
Financials                                         9.1
---------------------------------------------------------
Materials                                          7.5
---------------------------------------------------------
Consumer Staples                                   2.5
---------------------------------------------------------
Telecommunication Services                         2.3
---------------------------------------------------------
Utilities                                          0.8
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      1.1
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS(a)

January 31, 2008
(Unaudited)

                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.77%

ADVERTISING-1.39%

Focus Media Holding Ltd.-ADR (China)(b)(c)        508,565   $   24,436,548
==========================================================================

AEROSPACE & DEFENSE-2.33%

BE Aerospace, Inc.(c)                             430,753       16,631,373
--------------------------------------------------------------------------
Precision Castparts Corp.                         213,536       24,300,397
==========================================================================
                                                                40,931,770
==========================================================================

APPAREL RETAIL-4.44%

Abercrombie & Fitch Co.-Class A                   369,947       29,481,076
--------------------------------------------------------------------------
Aeropostale, Inc.(c)                            1,090,964       30,732,456
--------------------------------------------------------------------------
Guess?, Inc.                                      479,413       17,886,899
==========================================================================
                                                                78,100,431
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-3.92%

Coach, Inc.(c)                                    635,606       20,371,172
--------------------------------------------------------------------------
Hanesbrands, Inc.(b)(c)                         1,123,282       28,767,252
--------------------------------------------------------------------------
Polo Ralph Lauren Corp.(c)                        142,016        8,604,750
--------------------------------------------------------------------------
Under Armour, Inc.-Class A(b)(c)                  275,944       11,106,746
==========================================================================
                                                                68,849,920
==========================================================================

APPLICATION SOFTWARE-3.17%

ANSYS, Inc.(c)                                    517,910       18,080,238
--------------------------------------------------------------------------
Citrix Systems, Inc.(c)                           382,059       13,226,883
--------------------------------------------------------------------------
Solera Holdings Inc.(c)                         1,070,795       24,403,418
==========================================================================
                                                                55,710,539
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

ASSET MANAGEMENT & CUSTODY BANKS-0.99%

Riskmetrics Group Inc.(b)(c)                      400,813   $    8,493,227
--------------------------------------------------------------------------
SEI Investments Co.                               320,420        8,875,634
==========================================================================
                                                                17,368,861
==========================================================================

BIOTECHNOLOGY-2.51%

Cephalon, Inc.(c)                                 241,000       15,816,830
--------------------------------------------------------------------------
Genzyme Corp.(c)                                  200,000       15,626,000
--------------------------------------------------------------------------
United Therapeutics Corp.(b)(c)                   152,000       12,764,960
==========================================================================
                                                                44,207,790
==========================================================================

CASINOS & GAMING-1.14%

International Game Technology                     469,364       20,027,762
==========================================================================

COAL & CONSUMABLE FUELS-1.12%

Cameco Corp. (Canada)                             272,800        9,220,108
--------------------------------------------------------------------------
Peabody Energy Corp.                              194,500       10,506,890
==========================================================================
                                                                19,726,998
==========================================================================

COMMUNICATIONS EQUIPMENT-1.57%

F5 Networks, Inc.(c)                               82,397        1,938,801
--------------------------------------------------------------------------
Foundry Networks, Inc.(c)                         226,375        3,123,975
--------------------------------------------------------------------------
Infinera Corp.(b)(c)                              580,813        5,918,484
--------------------------------------------------------------------------
Juniper Networks, Inc.(c)                         224,433        6,093,356
--------------------------------------------------------------------------
Polycom, Inc.(c)                                  417,118       10,532,230
==========================================================================
                                                                27,606,846
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.68%

GameStop Corp.-Class A(c)                         231,069       11,953,199
==========================================================================

AIM Dynamics Fund

                                                 SHARES         VALUE
--------------------------------------------------------------------------

COMPUTER HARDWARE-0.27%

NCR Corp.(c)                                      221,935   $    4,767,164
==========================================================================

CONSTRUCTION & ENGINEERING-2.11%

Foster Wheeler Ltd.(c)                            343,647       23,529,510
--------------------------------------------------------------------------
Quanta Services, Inc.(c)                          620,572       13,602,938
==========================================================================
                                                                37,132,448
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.44%

Joy Global Inc.                                   401,563       25,318,547
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.54%

Alliance Data Systems Corp.(c)                    360,461       18,228,513
--------------------------------------------------------------------------
Fidelity National Information Services, Inc.      622,000       26,403,900
==========================================================================
                                                                44,632,413
==========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-3.19%

Corrections Corp. of America(c)                 1,139,016       30,229,485
--------------------------------------------------------------------------
Equifax Inc.                                      128,532        4,767,252
--------------------------------------------------------------------------
IHS Inc.-Class A(c)                               341,261       21,137,706
==========================================================================
                                                                56,134,443
==========================================================================

DRUG RETAIL-1.08%

Shoppers Drug Mart Corp. (Canada)                 388,300       19,028,324
==========================================================================

EDUCATION SERVICES-1.16%

Apollo Group, Inc.-Class A(c)                     255,572       20,379,311
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.54%

General Cable Corp.(c)                            468,000       27,148,680
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.19%

Amphenol Corp.-Class A                            522,000       20,848,680
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.19%

EnergySolutions Inc.(c)                           146,863        3,304,418
==========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.05%

Potash Corp. of Saskatchewan Inc. (Canada)        131,267       18,492,895
==========================================================================

FOOTWEAR-1.48%

Crocs, Inc.(c)                                    749,344       26,069,678
==========================================================================

HEALTH CARE EQUIPMENT-4.02%

Gen-Probe Inc.(c)                                 275,000       15,716,250
--------------------------------------------------------------------------
Hologic, Inc.(c)                                  282,000       18,149,520
--------------------------------------------------------------------------
Intuitive Surgical, Inc.(c)                        13,141        3,337,814
--------------------------------------------------------------------------

                                                 SHARES         VALUE
--------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-(CONTINUED)

Kinetic Concepts, Inc.(c)                         363,132   $   18,076,711
--------------------------------------------------------------------------
Mindray Medical International Ltd.-ADR
  (China)(b)                                      450,000       15,345,000
==========================================================================
                                                                70,625,295
==========================================================================

HEALTH CARE SERVICES-0.83%

Express Scripts, Inc.(c)                          217,000       14,645,330
==========================================================================

HEALTH CARE SUPPLIES-1.39%

Immucor, Inc.(c)                                  368,000       10,613,120
--------------------------------------------------------------------------
Inverness Medical Innovations, Inc.(c)            304,997       13,740,115
==========================================================================
                                                                24,353,235
==========================================================================

HOME ENTERTAINMENT SOFTWARE-1.86%

Activision, Inc.(c)                               791,980       20,488,523
--------------------------------------------------------------------------
Electronic Arts Inc.(c)                           258,000       12,221,460
==========================================================================
                                                                32,709,983
==========================================================================

HOUSEWARES & SPECIALTIES-1.36%

Jarden Corp.(b)(c)                                954,506       23,900,830
==========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.84%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $13,478,402)(c)(d)                              962,743       14,681,831
==========================================================================

INDUSTRIAL CONGLOMERATES-1.81%

McDermott International, Inc.(c)                  675,719       31,880,422
==========================================================================

INDUSTRIAL MACHINERY-0.96%

Flowserve Corp.(b)                                205,974       16,914,585
==========================================================================

INTERNET RETAIL-0.41%

Orbitz Worldwide, Inc.(c)                       1,143,801        7,183,070
==========================================================================

INTERNET SOFTWARE & SERVICES-0.69%

VistaPrint Ltd.(c)                                325,066       12,095,706
==========================================================================

INVESTMENT BANKING & BROKERAGE-2.32%

MF Global Ltd.(c)                                 699,425       21,017,721
--------------------------------------------------------------------------
TD Ameritrade Holding Corp.(c)                  1,055,584       19,802,756
==========================================================================
                                                                40,820,477
==========================================================================

IT CONSULTING & OTHER SERVICES-1.25%

Cognizant Technology Solutions Corp.-Class
  A(c)                                            305,947        8,535,921
--------------------------------------------------------------------------
Gartner, Inc.(c)                                  901,355       13,385,122
==========================================================================
                                                                21,921,043
==========================================================================

LIFE SCIENCES TOOLS & SERVICES-1.55%

AMAG Pharmaceuticals, Inc.(b)(c)                  213,000       10,982,280
--------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.          376,000       16,303,360
==========================================================================
                                                                27,285,640
==========================================================================

AIM Dynamics Fund

                                                 SHARES         VALUE
--------------------------------------------------------------------------

MANAGED HEALTH CARE-2.72%

Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost
  $18,389,812)(c)(d)                            1,340,000   $   10,720,000
--------------------------------------------------------------------------
Humana Inc.(c)                                    258,000       20,717,400
--------------------------------------------------------------------------
WellCare Health Plans Inc.(c)                     350,000       16,446,500
==========================================================================
                                                                47,883,900
==========================================================================

METAL & GLASS CONTAINERS-5.96%

Crown Holdings, Inc.(c)                         1,236,853       30,327,636
--------------------------------------------------------------------------
Owens-Illinois, Inc.(c)                           828,000       41,731,200
--------------------------------------------------------------------------
Pactiv Corp.(c)                                 1,141,854       32,668,443
==========================================================================
                                                               104,727,279
==========================================================================

MULTI-LINE INSURANCE-1.01%

Genworth Financial Inc.-Class A                   732,764       17,835,476
==========================================================================

OIL & GAS DRILLING-1.51%

Noble Corp.                                       607,000       26,568,390
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-4.11%

Cameron International Corp.(c)                    437,000       17,593,620
--------------------------------------------------------------------------
Compagnie Generale de Geophysique-Veritas
  (France)(c)(e)                                   66,000       15,427,681
--------------------------------------------------------------------------
National-Oilwell Varco Inc.(c)                    377,000       22,706,710
--------------------------------------------------------------------------
Weatherford International Ltd.(c)                 267,000       16,503,270
==========================================================================
                                                                72,231,281
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.12%

Carrizo Oil & Gas, Inc.(c)                        366,000       17,816,880
--------------------------------------------------------------------------
Southwestern Energy Co.                           349,000       19,512,590
==========================================================================
                                                                37,329,470
==========================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.98%

Williams Cos., Inc. (The)                         540,000       17,263,800
==========================================================================

PHARMACEUTICALS-1.69%

Allergan, Inc.                                    207,000       13,908,330
--------------------------------------------------------------------------
Shire PLC (United Kingdom)(e)                     886,000       15,797,693
==========================================================================
                                                                29,706,023
==========================================================================

PROPERTY & CASUALTY INSURANCE-0.61%

First American Corp.                              247,311       10,770,394
==========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.55%

Meruelo Maddux Properties, Inc.(c)              1,828,422        9,599,216
==========================================================================

REGIONAL BANKS-0.68%

Signature Bank(c)                                 354,891       11,892,397
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

RESTAURANTS-1.21%

Burger King Holdings Inc.(c)                      804,775   $   21,205,821
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.69%

MEMC Electronic Materials, Inc.(c)                168,794       12,062,019
==========================================================================

SEMICONDUCTORS-3.89%

Broadcom Corp.-Class A(c)                         759,561       16,771,107
--------------------------------------------------------------------------
Marvell Technology Group Ltd.(c)                  945,462       11,222,634
--------------------------------------------------------------------------
Maxim Integrated Products, Inc.(c)                364,272        7,161,587
--------------------------------------------------------------------------
NVIDIA Corp.(c)                                   731,509       17,987,806
--------------------------------------------------------------------------
ON Semiconductor Corp.(b)(c)                    2,354,366       15,256,292
==========================================================================
                                                                68,399,426
==========================================================================

SOFT DRINKS-1.43%

Hansen Natural Corp.(c)                           650,059       25,066,275
==========================================================================

SPECIALIZED FINANCE-1.81%

IntercontinentalExchange Inc.(c)                   97,532       13,650,579
--------------------------------------------------------------------------
KKR Financial Holdings LLC                      1,120,082       18,190,131
==========================================================================
                                                                31,840,710
==========================================================================

SPECIALTY CHEMICALS-0.47%

Wacker Chemie A.G. (Germany)(e)                    37,935        8,210,091
==========================================================================

SPECIALTY STORES-1.46%

Dick's Sporting Goods, Inc.(b)(c)                 599,808       19,523,751
--------------------------------------------------------------------------
Ulta Salon Cosmetics & Fragrance Inc.(b)(c)       404,164        6,159,459
==========================================================================
                                                                25,683,210
==========================================================================

TIRES & RUBBER-1.21%

Goodyear Tire & Rubber Co. (The)(c)               845,092       21,270,966
==========================================================================

TRUCKING-1.60%

Con-way Inc.                                      183,503        8,934,761
--------------------------------------------------------------------------
Landstar System, Inc.                             384,147       19,218,875
==========================================================================
                                                                28,153,636
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.27%

American Tower Corp.-Class A(c)                   506,600       19,012,698
--------------------------------------------------------------------------
Crown Castle International Corp.(c)               576,308       20,856,587
==========================================================================
                                                                39,869,285
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,640,048,196)                        1,718,764,177
==========================================================================

PREFERRED STOCK-1.08%

MORTGAGE REIT'S-1.08%

Thornburg Mortgage Inc.-Series F, $2.50 Conv.
  Pfd. (Cost $17,964,600)                         736,800       19,024,176
==========================================================================

AIM Dynamics Fund

                                                 SHARES         VALUE
--------------------------------------------------------------------------

MONEY MARKET FUNDS-1.99%

Liquid Assets Portfolio-Institutional
  Class(f)                                     17,452,532   $   17,452,532
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)       17,452,532       17,452,532
==========================================================================
    Total Money Market Funds (Cost
      $34,905,064)                                              34,905,064
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-100.84% (Cost
  $1,692,917,860)                                            1,772,693,417
==========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-5.22%

Liquid Assets Portfolio-Institutional Class
  (Cost $91,839,830)(f)(g)                     91,839,830       91,839,830
==========================================================================
TOTAL INVESTMENTS-106.06% (Cost
  $1,784,757,690)                                            1,864,533,247
==========================================================================
OTHER ASSETS LESS LIABILITIES-(6.06)%                         (106,544,094)
==========================================================================
NET ASSETS-100.00%                                          $1,757,989,153
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Pfd.  - Preferred
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) All or a portion of this security was out on loan at January 31, 2008.
(c) Non-income producing security.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2008 was $25,401,831, which represented 1.44% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $39,435,465, which represented 2.24% of the Fund's Net Assets. See Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Dynamics Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008
(Unaudited)

ASSETS:

Investments, at value (Cost
  $1,658,012,796)*                           $ 1,737,788,353
------------------------------------------------------------
Investments in affiliated money market
  funds (Cost $126,744,894)                      126,744,894
============================================================
    Total investments (Cost $1,784,757,690)    1,864,533,247
============================================================
Foreign currencies, at value (Cost $64,246)           65,127
------------------------------------------------------------
Cash                                              12,074,513
------------------------------------------------------------
Receivables for:
  Investments sold                                57,298,510
------------------------------------------------------------
  Investments sold to affiliates                   3,522,597
------------------------------------------------------------
  Fund shares sold                                 1,062,129
------------------------------------------------------------
  Dividends                                          632,273
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  417,761
------------------------------------------------------------
Other assets                                         140,704
============================================================
    Total assets                               1,939,746,861
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           84,862,291
------------------------------------------------------------
  Fund shares reacquired                           2,808,646
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        91,839,830
------------------------------------------------------------
Trustee deferred compensation and
  retirement plans                                   584,368
------------------------------------------------------------
Accrued distribution fees                            390,435
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,817
------------------------------------------------------------
Accrued transfer agent fees                        1,071,001
------------------------------------------------------------
Accrued operating expenses                           197,320
============================================================
    Total liabilities                            181,757,708
============================================================
Net assets applicable to shares outstanding  $ 1,757,989,153
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,761,777,407
------------------------------------------------------------
Undistributed net investment income (loss)        (5,388,788)
------------------------------------------------------------
Undistributed net realized gain (loss)        (2,078,175,904)
------------------------------------------------------------
Unrealized appreciation                           79,776,438
============================================================
                                             $ 1,757,989,153
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   199,428,662
____________________________________________________________
============================================================
Class B                                      $    49,716,689
____________________________________________________________
============================================================
Class C                                      $    33,024,864
____________________________________________________________
============================================================
Class R                                      $     4,134,431
____________________________________________________________
============================================================
Investor Class                               $ 1,282,153,641
____________________________________________________________
============================================================
Institutional Class                          $   189,530,866
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                            9,300,267
____________________________________________________________
============================================================
Class B                                            2,422,868
____________________________________________________________
============================================================
Class C                                            1,640,902
____________________________________________________________
============================================================
Class R                                              193,936
____________________________________________________________
============================================================
Investor Class                                    59,801,289
____________________________________________________________
============================================================
Institutional Class                                8,570,479
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         21.44
------------------------------------------------------------
  Maximum offering price per share
    (Net asset value of $21.44 divided by
      94.50%)                                $         22.69
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         20.52
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         20.13
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         21.32
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $         21.44
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         22.11
____________________________________________________________
============================================================

* At January 31, 2008, securities with an aggregate value of $91,929,638 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Dynamics Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2008
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $27,938)       $   3,783,542
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $374,227)                          1,393,576
===========================================================================
    Total investment income                                       5,177,118
===========================================================================

EXPENSES:

Advisory fees                                                     5,280,780
---------------------------------------------------------------------------
Administrative services fees                                        230,984
---------------------------------------------------------------------------
Custodian fees                                                       54,116
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                           266,624
---------------------------------------------------------------------------
  Class B                                                           302,254
---------------------------------------------------------------------------
  Class C                                                           184,546
---------------------------------------------------------------------------
  Class R                                                            11,046
---------------------------------------------------------------------------
  Investor Class                                                  1,874,280
---------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                    1,814,024
---------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 66,463
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            38,367
---------------------------------------------------------------------------
Other                                                               222,143
===========================================================================
    Total expenses                                               10,345,627
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                    (95,866)
===========================================================================
    Net expenses                                                 10,249,761
===========================================================================
Net investment income (loss)                                     (5,072,643)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $463,628)                              66,017,559
---------------------------------------------------------------------------
  Foreign currencies                                                (90,282)
===========================================================================
                                                                 65,927,277
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (245,238,620)
---------------------------------------------------------------------------
  Foreign currencies                                                  1,908
===========================================================================
                                                               (245,236,712)
===========================================================================
Net realized and unrealized gain (loss)                        (179,309,435)
===========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $(184,382,078)
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Dynamics Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2008 and the year ended July 31, 2007 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2008              2007
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (5,072,643)   $   (9,766,564)
----------------------------------------------------------------------------------------------
  Net realized gain                                               65,927,277       315,280,405
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)          (245,236,712)      127,278,859
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (184,382,078)      432,792,700
==============================================================================================
Share transactions-net:
  Class A                                                          4,393,968        48,306,227
----------------------------------------------------------------------------------------------
  Class B                                                         (8,407,565)      (14,799,356)
----------------------------------------------------------------------------------------------
  Class C                                                           (442,482)       (2,965,605)
----------------------------------------------------------------------------------------------
  Class R                                                            180,553         1,331,971
----------------------------------------------------------------------------------------------
  Investor Class                                                (146,494,749)     (318,715,569)
----------------------------------------------------------------------------------------------
  Institutional Class                                             40,048,033        74,991,522
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (110,722,242)     (211,850,810)
==============================================================================================
    Net increase (decrease) in net assets                       (295,104,320)      220,941,890
==============================================================================================

NET ASSETS:

  Beginning of period                                          2,053,093,473     1,832,151,583
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(5,388,788) and $(316,145),
    respectively)                                             $1,757,989,153    $2,053,093,473
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Dynamics Fund (the "Fund") is a series portfolio of AIM Stock Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate

AIM Dynamics Fund

     factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class.

AIM Dynamics Fund

     Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

AIM Dynamics Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.60%
--------------------------------------------------------------------
Next $350 million                                             0.55%
--------------------------------------------------------------------
Next $1.3 billion                                             0.50%
--------------------------------------------------------------------
Next $2 billion                                               0.45%
--------------------------------------------------------------------
Next $2 billion                                               0.40%
--------------------------------------------------------------------
Next $2 billion                                               0.375%
--------------------------------------------------------------------
Over $8 billion                                               0.35%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

    For the six months ended January 31, 2008, AIM waived advisory fees of $26,673.

    At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $13,144.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2008, ADI advised the Fund that ADI retained $26,582 in front-end sales commissions from the sale of Class A shares and $1,199, $17,947, $2,464 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

AIM Dynamics Fund


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               07/31/07          AT COST          FROM SALES         01/31/08         INCOME
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $17,808,721      $225,106,666      $(225,462,855)     $17,452,532     $  508,420
--------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            17,808,721       225,106,666       (225,462,855)      17,452,532        510,929
==================================================================================================
  Subtotal        $35,617,442      $450,213,332      $(450,925,710)     $34,905,064     $1,019,349
__________________________________________________________________________________________________
==================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS           VALUE         DIVIDEND
FUND               07/31/07          AT COST          FROM SALES         01/31/08       INCOME*
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $177,751,375      $364,237,180      $(450,148,725)    $ 91,839,830    $  374,227
=================================================================================================
  Total
    Investments
    in
    Affiliates   $213,368,817      $814,450,512      $(901,074,435)    $126,744,894    $1,393,576
_________________________________________________________________________________________________
=================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended January 31, 2008, the Fund engaged in securities sales of $11,841,681, which resulted in net realized gains of $463,628, and securities purchases of $3,699,943.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $56,049.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2008, the Fund paid legal fees of $3,352 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

    Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended January 31, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

AIM Dynamics Fund

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At January 31, 2008, securities with an aggregate value of $91,929,638 were on loan to brokers. The loans were secured by cash collateral of $91,839,830 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended January 31, 2008, the Fund received dividends on cash collateral investments of $374,227 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2007 to utilizing $2,123,002,167 of capital loss carryforward in the fiscal year ended July 31, 2008.

    The Fund had a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
July 31, 2009                                                   $   24,813,878
------------------------------------------------------------------------------
July 31, 2010                                                        6,834,650
------------------------------------------------------------------------------
July 31, 2011                                                    2,112,408,278
==============================================================================
Total capital loss carryforward                                 $2,144,056,806
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2008 was $1,208,262,226 and $1,307,260,367, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 253,552,950
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (173,823,767)
===============================================================================
Net unrealized appreciation of investment securities             $  79,729,183
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $1,784,804,064.

AIM Dynamics Fund

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              Changes in Shares Outstanding
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   Year ended
                                                                  JANUARY 31, 2008(a)               July 31, 2007
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,922,065    $  69,968,607      4,205,953    $  95,383,617
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        165,624        3,784,417        301,881        6,422,391
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        213,610        4,738,787        332,391        7,025,953
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                         34,636          802,271        113,924        2,561,913
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               3,545,808       83,273,222      8,201,101      181,645,788
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          2,442,411       59,565,627      4,564,727      100,563,095
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        134,908        3,059,221        129,504        2,831,907
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (140,819)      (3,059,221)      (134,343)      (2,831,907)
=========================================================================================================================
Reacquired:
  Class A                                                     (3,008,287)     (68,633,860)    (2,284,437)     (49,909,297)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (412,186)      (9,132,761)      (888,236)     (18,389,840)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (239,874)      (5,181,269)      (485,181)      (9,991,558)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (26,802)        (621,718)       (56,977)      (1,229,942)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (9,844,426)    (229,767,971)   (23,257,944)    (500,361,357)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (815,252)     (19,517,594)    (1,077,922)     (25,571,573)
=========================================================================================================================
                                                              (5,028,584)   $(110,722,242)   (10,335,559)   $(211,850,810)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

NOTE 12--SIGNIFICANT EVENT

At a meeting held on December 13, 2007, the Board of Trustees of Trust approved certain proposals to be presented for shareholder approval at a special meeting of the shareholders of the Trust intended to be held on February 29, 2008 (the "Special Meeting"). At the Special Meeting, shareholders of record as of the close of business on November 30, 2007, are entitled to vote their respective shares on several proposals that including, among others the following proposal(s).

  - New proposed sub-advisory agreements between AIM and each of AIM Funds Management Inc., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisors") (the "New Sub-advisory Arrangements"). This proposal is intended to benefit the Fund and its shareholders by permitting AIM to utilize the additional resources and talent of these affiliated sub-advisors in managing the Fund. Because AIM would pay all of the sub-advisory fees of the sub-advisors, the new sub-advisory arrangements would not affect the fees the Fund pays pursuant to the advisory agreement. If approved by shareholders, the New Sub-advisory Arrangements are expected to become effective on or about May 1, 2008.

  - An Agreement and Plan of Reorganization (the "Plan"), which provides for the restructuring of the Fund as a new series portfolio (the "New Fund") of AIM Investment Securities Funds, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all the Fund's assets and liabilities to the New Fund and the termination of the Fund as a designated series of the AIM Stock Funds (the "Restructuring"). The operations of the New Fund following the Restructuring will be substantially similar to those of the Fund. AIM Investment Securities Funds, like AIM Stock Funds, operates as an open-end management investment company. If approved by shareholders and certain closing conditions required by the Plan are satisfied, the proposed Restructuring is expected to be consummated on or about April 30, 2008. If shareholders of the Fund do not approve the proposed Restructuring, the Fund will continue to operate as a series of AIM Stock Funds.

AIM Dynamics Fund


    If shareholders of the Fund have not approved all applicable proposals, the meeting will be adjourned. Information about adjourned meetings may be found at www.aiminvestments.com and clicking on "proxy voting" in the top right hand corner. A meeting will not be adjourned past March 28, 2008.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                               ----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                           YEAR ENDED JULY 31,
                                                  JANUARY 31,      --------------------------------------------------------
                                                     2008            2007         2006        2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  23.61        $  18.86     $  17.71     $ 14.21     $ 12.84     $10.82
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.06)(a)       (0.11)(a)    (0.05)(a)   (0.08)(a)   (0.13)(a)  (0.09)(b)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          (2.11)           4.86         1.20        3.58        1.50       2.11
===========================================================================================================================
    Total from investment operations                  (2.17)           4.75         1.15        3.50        1.37       2.02
===========================================================================================================================
Net asset value, end of period                     $  21.44        $  23.61     $  18.86     $ 17.71     $ 14.21     $12.84
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                       (9.19)%         25.18%        6.49%      24.63%      10.67%     18.56%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $199,429        $218,469     $135,778     $15,895     $12,692     $6,108
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                     1.03%(d)        1.03%        1.06%       1.24%       1.30%      1.24%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                     1.03%(d)        1.03%        1.06%       1.25%       1.31%      1.24%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  (0.51)%(d)      (0.49)%      (0.24)%     (0.53)%     (0.89)%    (0.81)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                               61%             99%         120%         87%         95%        91%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.18) for the year ended July 31, 2003.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $212,140,219.
(e) Portfolio turnover is calculated at the fund level and not annualized for periods less than one year.

AIM Dynamics Fund

                                                                              CLASS B
                                               ----------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                          YEAR ENDED JULY 31,
                                               JANUARY 31,       ----------------------------------------------------
                                                  2008            2007        2006        2005       2004       2003
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 22.68         $ 18.25     $ 17.27     $13.94     $12.69     $10.78
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.14)(a)       (0.26)(a)   (0.19)(a)  (0.18)(a)  (0.22)(a)  (0.08)(b)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (2.02)           4.69        1.17       3.51       1.47       1.99
=====================================================================================================================
    Total from investment operations               (2.16)           4.43        0.98       3.33       1.25       1.91
=====================================================================================================================
Net asset value, end of period                   $ 20.52         $ 22.68     $ 18.25     $17.27     $13.94     $12.69
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(c)                                    (9.52)%         24.28%       5.67%     23.89%      9.85%     17.72%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $49,717         $63,742     $64,434     $2,908     $2,282     $1,409
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  1.78%(d)        1.78%       1.81%      1.90%      1.95%      1.96%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  1.78%(d)        1.78%       1.81%      1.91%      2.26%      2.52%
=====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               (1.26)%(d)      (1.24)%     (0.99)%    (1.19)%    (1.54)%    (1.53)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                            61%             99%        120%        87%        95%        91%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.17) for the year ended July 31, 2003.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $60,122,182.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               CLASS C
                                               ------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                           YEAR ENDED JULY 31,
                                               JANUARY 31,       ------------------------------------------------------
                                                  2008            2007        2006        2005       2004        2003
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 22.25         $ 17.90     $ 16.93     $13.67     $ 12.44     $ 10.60
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.14)(a)       (0.26)(a)   (0.18)(a)  (0.18)(a)   (0.22)(a)   (0.18)(b)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (1.98)           4.61        1.15       3.44        1.45        2.02
=======================================================================================================================
    Total from investment operations               (2.12)           4.35        0.97       3.26        1.23        1.84
=======================================================================================================================
Net asset value, end of period                   $ 20.13         $ 22.25     $ 17.90     $16.93     $ 13.67     $ 12.44
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(c)                                    (9.53)%         24.30%       5.73%     23.85%       9.89%      17.47%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $33,025         $37,089     $32,577     $9,081     $11,287     $13,537
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  1.78%(d)        1.78%       1.81%      1.90%       1.95%       1.96%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  1.78%(d)        1.78%       1.81%      1.91%       2.67%       3.05%
=======================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               (1.26)%(d)      (1.24)%     (0.99)%    (1.19)%     (1.54)%     (1.54)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                            61%             99%        120%        87%         95%         91%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.27) for the year ended July 31, 2003.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $36,708,599.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Dynamics Fund

                                                                                  CLASS R
                                                              -----------------------------------------------
                                                              SIX MONTHS          YEAR      OCTOBER 25, 2005
                                                                 ENDED           ENDED        (COMMENCEMENT
                                                              JANUARY 31,       JULY 31,    DATE) TO JULY 31,
                                                                 2008             2007            2006
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $23.51           $18.82          $17.05
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.09)           (0.16)          (0.07)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (2.10)            4.85            1.84
=============================================================================================================
    Total from investment operations                             (2.19)            4.69            1.77
=============================================================================================================
Net asset value, end of period                                  $21.32           $23.51          $18.82
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                  (9.32)%          24.92%          10.38%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,134           $4,374          $2,430
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.28%(c)         1.28%           1.33%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.28%(c)         1.28%           1.33%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.76)%(c)       (0.74)%         (0.51)%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                          61%              99%            120%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,394,283.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             INVESTOR CLASS
                                        ----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                                   YEAR ENDED JULY 31,
                                        JANUARY 31,       ----------------------------------------------------------------------
                                           2008              2007           2006           2005           2004           2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $    23.61        $    18.85     $    17.71     $    14.19     $    12.81     $    10.81
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.06)(a)         (0.11)(a)      (0.04)(a)      (0.07)(a)      (0.11)(a)      (0.00)(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           (2.11)             4.87           1.18           3.59           1.49           2.00
================================================================================================================================
    Total from investment operations         (2.17)             4.76           1.14           3.52           1.38           2.00
================================================================================================================================
Net asset value, end of period          $    21.44        $    23.61     $    18.85     $    17.71     $    14.19     $    12.81
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                              (9.19)%           25.25%          6.44%         24.81%         10.77%         18.50%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $1,282,154        $1,560,651     $1,530,105     $1,984,687     $2,992,578     $3,863,821
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                            1.03%(d)          1.03%          1.06%          1.15%          1.19%          1.21%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            1.03%(d)          1.03%          1.06%          1.16%          1.29%          1.46%
================================================================================================================================
Ratio of net investment income to
  average net assets                         (0.51)%(d)        (0.49)%        (0.24)%        (0.44)%        (0.78)%        (0.78)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                      61%               99%           120%            87%            95%            91%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.09) for the year ended July 31, 2003.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,491,274,803.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Dynamics Fund

                                                                          INSTITUTIONAL CLASS
                                               --------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                            YEAR ENDED JULY 31,
                                               JANUARY 31,       --------------------------------------------------------
                                                  2008             2007        2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  24.31         $  19.33     $ 18.08     $ 14.42     $ 12.96     $ 10.88
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.02)(a)        (0.02)(a)    0.03(a)     0.01(a)    (0.04)(a)   (0.04)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (2.18)            5.00        1.22        3.65        1.50        2.12
=========================================================================================================================
    Total from investment operations               (2.20)            4.98        1.25        3.66        1.46        2.08
=========================================================================================================================
Net asset value, end of period                  $  22.11         $  24.31     $ 19.33     $ 18.08     $ 14.42     $ 12.96
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                    (9.05)%          25.76%       6.91%      25.38%      11.26%      19.12%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $189,531         $168,767     $66,829     $10,305     $12,987     $30,788
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  0.64%(c)         0.64%       0.63%       0.63%       0.71%       0.78%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  0.64%(c)         0.64%       0.63%       0.64%       0.72%       0.78%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               (0.12)%(c)       (0.10)%      0.19%       0.08%      (0.30)%     (0.34)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(d)                            61%              99%        120%         87%         95%         91%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $191,191,790.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM Dynamics Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Dynamics Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                            EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
                           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
        CLASS               (08/01/07)        (01/31/08)(1)       PERIOD(2)        (01/31/08)         PERIOD(2)         RATIO
          A                  $1,000.00           $908.10            $4.94           $1,019.96           $5.23            1.03%
          B                   1,000.00            904.80             8.52            1,016.19            9.02            1.78
          C                   1,000.00            904.70             8.52            1,016.19            9.02            1.78
          R                   1,000.00            906.80             6.14            1,018.70            6.50            1.28
      Investor                1,000.00            908.10             4.94            1,019.96            5.23            1.03

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

Supplement to Semiannual Report dated 1/31/08

AIM Dynamics Fund

Institutional Class Shares                   ==========================================   CLASS SHARES WAS 0.65%. THE EXPENSE RATIOS
                                             AVERAGE ANNUAL TOTAL RETURNS                 PRESENTED ABOVE MAY VARY FROM THE EXPENSE
The following information has been           For periods ended 1/31/08                    RATIOS PRESENTED IN OTHER SECTIONS OF THE
prepared to provide Institutional Class                                                   ACTUAL REPORT THAT ARE BASED ON EXPENSES
shareholders with a performance overview     Inception (5/22/00)                 -1.15%   INCURRED DURING THE PERIOD COVERED BY THIS
specific to their holdings. Institutional       5 Years                          15.62    SUPPLEMENT.
Class shares are offered exclusively to         1 Year                           -2.00
institutional investors, including defined      6 Months*                        -9.05         PLEASE NOTE THAT PAST PERFORMANCE IS
contribution plans that meet certain                                                      NOT INDICATIVE OF FUTURE RESULTS. MORE
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 RECENT RETURNS MAY BE MORE OR LESS THAN
                                             For periods ended 12/31/07, most recent      THOSE SHOWN. ALL RETURNS ASSUME
                                             calendar quarter-end                         REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                                                                          INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                             Inception (5/22/00)                  0.22%   FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                                5 Years                          17.97    MAY BE WORTH MORE OR LESS THAN THEIR
                                                1 Year                           12.75    ORIGINAL COST. SEE FULL REPORT FOR
                                                6 Months*                        -1.56    INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             *    Cumulative total return that has not    MORE INFORMATION. FOR THE MOST CURRENT
                                                  been annualized                         MONTH-END PERFORMANCE, PLEASE CALL
                                             ==========================================   800-451-4246 OR VISIT AIMINVESTMENTS.COM.

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

                                                  THE TOTAL ANNUAL FUND OPERATING
                                             EXPENSE RATIO SET FORTH IN THE MOST RECENT
                                             FUND PROSPECTUS AS OF THE DATE OF THIS
                                             SUPPLEMENT FOR INSTITUTIONAL

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [AIM INVESTMENTS LOGO]
AIMinvestments.com I-DYN-INS-2 A I M Distributors, Inc. --REGISTERED TRADEMARK--

AIM Dynamics Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
        CLASS             (08/01/07)      (01/31/08)(1)     PERIOD(2)      (01/31/08)       PERIOD(2)       RATIO
    Institutional          $1,000.00         $909.50          $3.07         $1,021.92         $3.25          0.64%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

                                           Fund holdings and proxy voting information
         [EDELIVERY
        GO PAPERLESS                       The Fund provides a complete list of its
AIMINVESTMENTS.COM/EDELIVERY               holdings four times in each fiscal year,
          GRAPHIC]                         at the quarter-ends. For the second and
                                           fourth quarters, the lists appear in the
REGISTER FOR EDELIVERY                     Fund's semiannual and annual reports to
                                           shareholders. For the first and third
eDelivery is the process of receiving      quarters, the Fund files the lists with
your fund and account information via      the Securities and Exchange Commission
e-mail. Once your quarterly statements,    (SEC) on Form N-Q. The most recent list
tax forms, fund reports, and               of portfolio holdings is available at
prospectuses are available, we will send   AIMinvestments.com. From our home page,
you an e-mail notification containing      click on Products & Performance, then
links to these documents. For security     Mutual Funds, then Fund Overview. Select
purposes, you will need to log in to       your Fund from the drop-down menu and
your account to view your statements and   click on Complete Quarterly Holdings.
tax forms.                                 Shareholders can also look up the Fund's
                                           Forms N-Q on the SEC Web site at
WHY SIGN UP?                               sec.gov. Copies of the Fund's Forms N-Q
                                           may be reviewed and copied at the SEC
Register for eDelivery to:                 Public Reference Room in Washington,
                                           D.C. You can obtain information on the
-    save your Fund the cost of printing   operation of the Public Reference Room,
     and postage.                          including information about duplicating
                                           fee charges, by calling 202-942-8090 or
-    reduce the amount of paper you        800-732-0330, or by electronic request
     receive.                              at the following e-mail address:
                                           publicinfo@sec.gov. The SEC file numbers
-    gain access to your documents         for the Fund are 811-01474 and
     faster by not waiting for the mail.   002-26125.

-    view your documents online anytime    A description of the policies and
     at your convenience.                  procedures that the Fund uses to
                                           determine how to vote proxies relating
-    save the documents to your personal   to portfolio securities is available
     computer or print them out for your   without charge, upon request, from our
     records.                              Client Services department at
                                           800-959-4246 or on the AIM Web site,
HOW DO I SIGN UP?                          AIMinvestments.com. On the home page,
                                           scroll down and click on Proxy Policy.
It's easy. Just follow these simple        The information is also available on
steps:                                     the SEC Web site, sec.gov.

1.   Log in to your account.               Information regarding how the Fund voted
                                           proxies related to its portfolio
2.   Click on the "Service Center" tab.    securities during the 12 months ended
                                           June 30, 2007, is available at our Web
3.   Select "Register for eDelivery" and   site. Go to AIMinvestments.com, access
     complete the consent process.         the About Us tab, click on Required
                                           Notices and then click on Proxy Voting
This AIM service is provided by AIM        Activity. Next, select the Fund from the
Investment Services, Inc.                  drop-down menu. The information is also
                                           available on the SEC Web site, sec.gov.

                                           I-DYN-SAR-1  A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

DOMESTIC EQUITY

                                                                     AIM S&P 500
                                                                      Index Fund

Large-Cap Blend

                            Semiannual Report to Shareholders - January 31, 2008

Table of Contents

Fund Performance ................    2
Letter to Shareholders ..........    3
Schedule of Investments .........    4
Financial Statements ............   14
Notes to Financial Statements....   17
Financial Highlights ............   23
Fund Expenses ...................   26

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                            are from A I M Management Group Inc.

                                              If used after April 20, 2008, this
                                                 report must be accompanied by a
                                                        Fund fact sheet or by an
                                                AIM Quarterly Performance Review
                                                for the most recent quarter-end.

                     ===========================================================
                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
                     ===========================================================

[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM S&P 500 Index Fund

Fund Performance

=====================================================
                                                        The performance data
PERFORMANCE SUMMARY                                     quoted represent past
                                                        performance and cannot
FUND VS. INDEXES                                        guarantee comparable
                                                        future results; current
Cumulative total returns, 7/31/07-1/31/08. Investor     performance may be lower
Class performance is at net asset value.                or higher. Performance
                                                        figures do not reflect
Investor Class Shares                           -4.60%  deduction of taxes a
S&P 500 Index(triangle) (Broad Market Index /           shareholder would pay on
   Style-Specific Index)                        -4.32   Fund distributions or
Lipper S&P 500 Objective Funds Index(triangle)          sale of Fund shares.
   (Peer Group Index)                           -4.44   Please visit
                                                        AIMinvestments.com for
                                                        the most recent
SOURCE: (TRIANGLE) LIPPER INC.                          month-end performance.
                                                        Performance figures
The S&P 500--REGISTERED TRADEMARK-- Index is a market   reflect reinvested
capitalization-weighted index covering all major        distributions and
areas of the U.S. economy. It is not the 500 largest    changes in net asset
companies, but rather the most widely held 500          value. Investment return
companies chosen with respect to market size,           and principal value will
liquidity, and their industry.                          fluctuate so that you
                                                        may have a gain or loss
     The LIPPER S&P 500 OBJECTIVE FUNDS INDEX is an     when you sell shares.
equally weighted representation of the largest funds
in the Lipper S&P 500 Objective Funds category. These        The net annual Fund
funds are passively managed and commit by prospectus    operating expense ratio
language to replicate the performance of the S&P 500    set forth in the most
Index while having limited expenses (advisor fee no     recent Fund prospectus
higher than 0.50%).                                     as of the date of this
                                                        report for Investor
     A direct investment cannot be made in an index.    Class shares was 0.61%.(1)
Unless otherwise indicated, index results include       The total annual Fund
reinvested dividends, and they do not reflect sales     operating expense ratio
charges. Performance of an index of funds reflects      set forth in the most
fund expenses; performance of a market index does       recent Fund prospectus
not.                                                    as of the date of this
                                                        report for Investor
=====================================================   Class shares was 0.79%.
                                                        The expense ratios
=========================   =========================   presented above may vary
AVERAGE ANNUAL TOTAL        AVERAGE ANNUAL TOTAL        from the expense ratios
RETURNS                     RETURNS                     presented in other
As of 1/31/08               As of 12/31/07, the most    sections of this report
                            recent calendar quarter-    that are based on
                            end                         expenses incurred during
                                                        the period covered by
INVESTOR CLASS SHARES       INVESTOR CLASS SHARES       this report.
Inception (12/23/97) 5.07%  Inception (12/23/97) 5.77%
10 Years             4.58   10 Years             5.44        Investor Class
5 Years             11.33   5 Years             12.11   shares do not have a
1 Year              -2.85   1 Year               4.90   front-end or a
                                                        contingent deferred
=========================   =========================   sales charge; therefore,
                                                        performance is at net
                                                        asset value.

                                                             Had the advisor not
                                                        waived fees and/or
                                                        reimbursed expenses,
                                                        performance would have
                                                        been lower.

                                                             A redemption fee of
                                                        2% will be imposed on
                                                        certain redemptions or
                                                        exchanges out of the
                                                        Fund within 30 days of
                                                        purchase. Exceptions to
                                                        the redemption fee are
                                                        listed in the Fund's
                                                        prospectus.

                                                        (1)  Total annual
                                                             operating expenses
                                                             less any contractual
                                                             fee waivers and/or
                                                             expense reimbursements
                                                             by the advisor in
                                                             effect through at
                                                             least June 30, 2008.
                                                             See current prospectus
                                                             for more information.

AIM S&P 500 Index Fund

                    Dear Fellow AIM Fund Shareholders:

                    The lines of communication are open: More than 250 of you
                    have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50
                    shareholders have contacted me directly by e-mail. When I
                    could respond quickly and easily to a shareholder's specific
    [CROCKETT       concern I did, but the messages for the most part raised
      PHOTO]        consistent issues that I respond to here.

                         I have received many suggestions, a few complaints, and
                    one offer to buy a gold mine! In general, your letters
                    expressed an appreciation for transparency, frankness and
                    the opportunity to comment. Nevertheless, several
                    shareholders found room for improvement in communications.
                    Some would like more concise letters while others would
                    prefer reports to be more customized for their particular
                    information needs. With these reports going to tens of
                    thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as
Bruce L. Crockett   well as the information required by law. The ability to
                    change or further customize letters and reports is also
                    affected by technology, timeliness and cost.

                         Online survey responders preferred electronic
                    communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

                         The correspondence shows that improving fund
                    performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold.
                    Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry Regulatory
                    Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with AIM Investments to make improved performance a top priority for all fund managers.

                         Expense levels came up as another dominant issue, and
                    no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind.
                    While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

                         The value of communication between the Board and
                    shareholders has been noted within and beyond the AIM community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important.
                    Morningstar--REGISTERED TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where AIM was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

                         In other news, Ruth Quigley retired from your Board at
                    the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation
                    Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema
                    Mathi-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

                         Your Board looks forward to another year of diligent
                    effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board of Trustees

                    March 18, 2008

AIM S&P 500 Index Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets


---------------------------------------------------------
Financials                                        17.6%
---------------------------------------------------------
Information Technology                            15.2
---------------------------------------------------------
Energy                                            11.6
---------------------------------------------------------
Health Care                                       11.5
---------------------------------------------------------
Industrials                                       10.6
---------------------------------------------------------
Consumer Staples                                   9.7
---------------------------------------------------------
Consumer Discretionary                             8.3
---------------------------------------------------------
Utilities                                          3.4
---------------------------------------------------------
Telecommunication Services                         3.3
---------------------------------------------------------
Materials                                          3.2
---------------------------------------------------------
U.S. Treasuries and Money Market Funds Plus
  Other Assets Less Liabilities                    5.6
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS(a)

January 31, 2008
(Unaudited)



                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS-94.40%

ADVERTISING-0.15%

Interpublic Group of Cos., Inc. (The)(b)            7,594   $     67,814
------------------------------------------------------------------------
Omnicom Group Inc.                                  5,266        238,919
========================================================================
                                                                 306,733
========================================================================

AEROSPACE & DEFENSE-2.78%

Boeing Co. (The)                                   12,487      1,038,669
------------------------------------------------------------------------
General Dynamics Corp.                              6,482        547,470
------------------------------------------------------------------------
Goodrich Corp.                                      2,012        125,850
------------------------------------------------------------------------
Honeywell International Inc.                       12,031        710,671
------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                   2,025        224,431
------------------------------------------------------------------------
Lockheed Martin Corp.                               5,591        603,381
------------------------------------------------------------------------
Northrop Grumman Corp.                              5,451        432,591
------------------------------------------------------------------------
Precision Castparts Corp.                           2,224        253,091
------------------------------------------------------------------------
Raytheon Co.                                        6,916        450,508
------------------------------------------------------------------------
Rockwell Collins, Inc.                              2,624        165,837
------------------------------------------------------------------------
United Technologies Corp.                          15,926      1,169,128
========================================================================
                                                               5,721,627
========================================================================

AGRICULTURAL PRODUCTS-0.22%

Archer-Daniels-Midland Co.                         10,357        456,226
========================================================================

AIR FREIGHT & LOGISTICS-0.98%

Expeditors International of Washington, Inc.        3,432        162,299
------------------------------------------------------------------------
FedEx Corp.                                         4,982        465,718
------------------------------------------------------------------------


                                                 SHARES        VALUE
------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS-(CONTINUED)

Robinson (C.H.) Worldwide, Inc.                     2,734   $    151,846
------------------------------------------------------------------------
United Parcel Service, Inc.-Class B                16,930      1,238,599
========================================================================
                                                               2,018,462
========================================================================

AIRLINES-0.07%

Southwest Airlines Co.                             11,826        138,719
========================================================================

ALUMINUM-0.22%

Alcoa Inc.                                         13,664        452,278
========================================================================

APPAREL RETAIL-0.28%

Abercrombie & Fitch Co.-Class A                     1,363        108,617
------------------------------------------------------------------------
Gap, Inc. (The)                                     7,504        143,477
------------------------------------------------------------------------
Limited Brands, Inc.                                5,006         95,565
------------------------------------------------------------------------
TJX Cos., Inc. (The)                                7,040        222,182
========================================================================
                                                                 569,841
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.20%

Coach, Inc.(b)                                      5,930        190,057
------------------------------------------------------------------------
Jones Apparel Group, Inc.                           1,373         23,066
------------------------------------------------------------------------
Liz Claiborne, Inc.                                 1,575         34,477
------------------------------------------------------------------------
Polo Ralph Lauren Corp.                               948         57,439
------------------------------------------------------------------------
VF Corp.                                            1,400        108,318
========================================================================
                                                                 413,357
========================================================================

AIM S&P 500 Index Fund



                                                 SHARES        VALUE
------------------------------------------------------------------------

APPLICATION SOFTWARE-0.38%

Adobe Systems Inc.(b)                               9,244   $    322,893
------------------------------------------------------------------------
Autodesk, Inc.(b)                                   3,719        153,037
------------------------------------------------------------------------
Citrix Systems, Inc.(b)                             3,055        105,764
------------------------------------------------------------------------
Compuware Corp.(b)                                  4,611         39,194
------------------------------------------------------------------------
Intuit Inc.(b)                                      5,360        164,498
========================================================================
                                                                 785,386
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.30%

American Capital Strategies, Ltd.(c)                3,088        108,605
------------------------------------------------------------------------
Ameriprise Financial, Inc.                          3,736        206,638
------------------------------------------------------------------------
Bank of New York Mellon Corp. (The)                18,345        855,427
------------------------------------------------------------------------
Federated Investors, Inc.-Class B                   1,378         58,661
------------------------------------------------------------------------
Franklin Resources, Inc.                            2,604        271,415
------------------------------------------------------------------------
Janus Capital Group Inc.                            2,471         66,742
------------------------------------------------------------------------
Legg Mason, Inc.                                    2,162        155,664
------------------------------------------------------------------------
Northern Trust Corp.                                3,082        226,096
------------------------------------------------------------------------
State Street Corp.                                  6,221        510,868
------------------------------------------------------------------------
T. Rowe Price Group Inc.                            4,254        215,210
========================================================================
                                                               2,675,326
========================================================================

AUTO PARTS & EQUIPMENT-0.16%

Johnson Controls, Inc.                              9,566        338,349
========================================================================

AUTOMOBILE MANUFACTURERS-0.23%

Ford Motor Co.(b)                                  33,999        225,753
------------------------------------------------------------------------
General Motors Corp.                                9,118        258,131
========================================================================
                                                                 483,884
========================================================================

AUTOMOTIVE RETAIL-0.06%

AutoNation, Inc.(b)(c)                              2,222         36,174
------------------------------------------------------------------------
AutoZone, Inc.(b)(c)                                  711         85,946
========================================================================
                                                                 122,120
========================================================================

BIOTECHNOLOGY-1.20%

Amgen Inc.(b)                                      17,523        816,396
------------------------------------------------------------------------
Biogen Idec Inc.(b)                                 4,726        288,050
------------------------------------------------------------------------
Celgene Corp.(b)                                    6,216        348,780
------------------------------------------------------------------------
Genzyme Corp.(b)                                    4,285        334,787
------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                           14,996        685,167
========================================================================
                                                               2,473,180
========================================================================

BREWERS-0.31%

Anheuser-Busch Cos., Inc.                          11,823        550,006
------------------------------------------------------------------------
Molson Coors Brewing Co.-Class B                    2,201         98,319
========================================================================
                                                                 648,325
========================================================================


                                                 SHARES        VALUE
------------------------------------------------------------------------


BROADCASTING & CABLE TV-0.85%

CBS Corp.-Class B                                  11,036   $    277,997
------------------------------------------------------------------------
Clear Channel Communications, Inc.                  8,022        246,356
------------------------------------------------------------------------
Comcast Corp.-Class A                              49,514        899,174
------------------------------------------------------------------------
DIRECTV Group, Inc. (The)(b)                       11,566        261,160
------------------------------------------------------------------------
Scripps Co. (E.W.) (The)-Class A                    1,415         57,619
========================================================================
                                                               1,742,306
========================================================================

BUILDING PRODUCTS-0.13%

Masco Corp.                                         5,941        136,227
------------------------------------------------------------------------
Trane, Inc.                                         2,760        123,593
========================================================================
                                                                 259,820
========================================================================

CASINOS & GAMING-0.11%

International Game Technology                       5,081        216,806
========================================================================

COAL & CONSUMABLE FUELS-0.22%

CONSOL Energy Inc.                                  2,922        213,306
------------------------------------------------------------------------
Patriot Coal Corp.(b)                                   1             32
------------------------------------------------------------------------
Peabody Energy Corp.                                4,266        230,449
========================================================================
                                                                 443,787
========================================================================

COMMERCIAL PRINTING-0.06%

Donnelley (R.R.) & Sons Co.                         3,456        120,580
========================================================================

COMMUNICATIONS EQUIPMENT-2.38%

Ciena Corp.(b)                                      1,351         36,653
------------------------------------------------------------------------
Cisco Systems, Inc.(b)                             97,750      2,394,875
------------------------------------------------------------------------
Corning Inc.                                       25,388        611,089
------------------------------------------------------------------------
JDS Uniphase Corp.(b)                               3,535         36,799
------------------------------------------------------------------------
Juniper Networks, Inc.(b)                           8,403        228,141
------------------------------------------------------------------------
Motorola, Inc.                                     36,803        424,339
------------------------------------------------------------------------
QUALCOMM Inc.                                      26,366      1,118,446
------------------------------------------------------------------------
Tellabs, Inc.(b)                                    7,074         48,245
========================================================================
                                                               4,898,587
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.22%

Best Buy Co., Inc.                                  5,653        275,923
------------------------------------------------------------------------
Circuit City Stores, Inc.                           2,715         14,770
------------------------------------------------------------------------
GameStop Corp.-Class A(b)                           2,561        132,480
------------------------------------------------------------------------
RadioShack Corp.                                    2,111         36,626
========================================================================
                                                                 459,799
========================================================================

COMPUTER HARDWARE-3.46%

Apple Inc.(b)                                      14,105      1,909,253
------------------------------------------------------------------------
Dell Inc.(b)                                       36,105        723,544
------------------------------------------------------------------------
Hewlett-Packard Co.                                41,537      1,817,244
------------------------------------------------------------------------
International Business Machines Corp.              22,200      2,382,948
------------------------------------------------------------------------

AIM S&P 500 Index Fund



                                                 SHARES        VALUE
------------------------------------------------------------------------
COMPUTER HARDWARE-(CONTINUED)

Sun Microsystems Inc.(b)                           13,349   $    233,608
------------------------------------------------------------------------
Teradata Corp.(b)                                   2,915         69,435
========================================================================
                                                               7,136,032
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.41%

EMC Corp.(b)                                       33,806        536,501
------------------------------------------------------------------------
Lexmark International, Inc.-Class A(b)              1,495         54,134
------------------------------------------------------------------------
Network Appliance, Inc.(b)                          5,545        128,755
------------------------------------------------------------------------
QLogic Corp.(b)                                     2,204         31,517
------------------------------------------------------------------------
SanDisk Corp.(b)                                    3,675         93,529
========================================================================
                                                                 844,436
========================================================================

CONSTRUCTION & ENGINEERING-0.16%

Fluor Corp.                                         1,424        173,258
------------------------------------------------------------------------
Jacobs Engineering Group Inc.(b)                    1,946        148,752
========================================================================
                                                                 322,010
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.96%

Caterpillar Inc.                                   10,245        728,829
------------------------------------------------------------------------
Cummins Inc.                                        3,290        158,841
------------------------------------------------------------------------
Deere & Co.                                         7,148        627,309
------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                           2,091         79,709
------------------------------------------------------------------------
PACCAR Inc.                                         5,934        278,400
------------------------------------------------------------------------
Terex Corp.(b)(c)                                   1,642         96,484
========================================================================
                                                               1,969,572
========================================================================

CONSTRUCTION MATERIALS-0.07%

Vulcan Materials Co.                                1,737        136,285
========================================================================

CONSUMER ELECTRONICS-0.02%

Harman International Industries, Inc.               1,021         47,548
========================================================================

CONSUMER FINANCE-0.77%

American Express Co.                               18,841        929,238
------------------------------------------------------------------------
Capital One Financial Corp.                         6,295        345,029
------------------------------------------------------------------------
Discover Financial Services                         7,694        134,645
------------------------------------------------------------------------
SLM Corp.(b)                                        8,309        180,721
========================================================================
                                                               1,589,633
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.73%

Affiliated Computer Services, Inc.-Class A(b)       1,606         78,293
------------------------------------------------------------------------
Automatic Data Processing, Inc.                     8,477        343,912
------------------------------------------------------------------------
Computer Sciences Corp.(b)                          2,779        117,607
------------------------------------------------------------------------
Convergys Corp.(b)                                  2,089         32,400
------------------------------------------------------------------------
Electronic Data Systems Corp.                       8,250        165,825
------------------------------------------------------------------------
Fidelity National Information Services, Inc.        2,749        116,695
------------------------------------------------------------------------


                                                 SHARES        VALUE
------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED SERVICES-(CONTINUED)

Fiserv, Inc.(b)                                     2,651   $    136,182
------------------------------------------------------------------------
Paychex, Inc.(c)                                    5,372        175,772
------------------------------------------------------------------------
Total System Services, Inc.                         3,188         73,639
------------------------------------------------------------------------
Western Union Co.                                  12,098        270,995
========================================================================
                                                               1,511,320
========================================================================

DEPARTMENT STORES-0.42%

Dillard's, Inc.-Class A(c)                            952         18,878
------------------------------------------------------------------------
J.C.Penney Co., Inc.                                3,571        169,301
------------------------------------------------------------------------
Kohl's Corp.(b)                                     5,053        230,619
------------------------------------------------------------------------
Macy's Inc.                                         6,975        192,789
------------------------------------------------------------------------
Nordstrom, Inc.                                     3,028        117,789
------------------------------------------------------------------------
Sears Holdings Corp.(b)                             1,175        129,826
========================================================================
                                                                 859,202
========================================================================

DISTILLERS & VINTNERS-0.07%

Brown-Forman Corp.-Class B                          1,391         87,605
------------------------------------------------------------------------
Constellation Brands, Inc.-Class A(b)               3,122         65,250
========================================================================
                                                                 152,855
========================================================================

DISTRIBUTORS-0.06%

Genuine Parts Co.                                   2,704        118,787
========================================================================

DIVERSIFIED BANKS-2.01%

Comerica Inc.                                       2,432        106,084
------------------------------------------------------------------------
U.S. Bancorp                                       27,819        944,455
------------------------------------------------------------------------
Wachovia Corp.                                     31,827      1,239,025
------------------------------------------------------------------------
Wells Fargo & Co.                                  54,366      1,848,988
========================================================================
                                                               4,138,552
========================================================================

DIVERSIFIED CHEMICALS-0.77%

Ashland Inc.                                          944         42,980
------------------------------------------------------------------------
Dow Chemical Co. (The)                             15,215        588,212
------------------------------------------------------------------------
E. I. du Pont de Nemours and Co.                   14,484        654,387
------------------------------------------------------------------------
Eastman Chemical Co.                                1,275         84,239
------------------------------------------------------------------------
Hercules Inc.                                       1,862         32,641
------------------------------------------------------------------------
PPG Industries, Inc.                                2,637        174,280
========================================================================
                                                               1,576,739
========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.07%

Cintas Corp.                                        2,175         71,384
------------------------------------------------------------------------
Equifax Inc.                                        2,123         78,742
========================================================================
                                                                 150,126
========================================================================

DIVERSIFIED METALS & MINING-0.28%

Freeport-McMoRan Copper & Gold, Inc.                6,152        547,713
------------------------------------------------------------------------
Titanium Metals Corp.(c)                            1,410         30,653
========================================================================
                                                                 578,366
========================================================================

AIM S&P 500 Index Fund



                                                 SHARES        VALUE
------------------------------------------------------------------------

DIVERSIFIED REIT'S-0.09%

Vornado Realty Trust                                2,158   $    195,083
========================================================================

DRUG RETAIL-0.72%

CVS Caremark Corp.                                 23,795        929,671
------------------------------------------------------------------------
Walgreen Co.                                       15,976        560,917
========================================================================
                                                               1,490,588
========================================================================

EDUCATION SERVICES-0.09%

Apollo Group, Inc.-Class A(b)                       2,202        175,587
========================================================================

ELECTRIC UTILITIES-1.97%

Allegheny Energy, Inc.                              2,677        146,673
------------------------------------------------------------------------
American Electric Power Co., Inc.                   6,444        275,997
------------------------------------------------------------------------
Duke Energy Corp.                                  20,316        379,097
------------------------------------------------------------------------
Edison International                                5,249        273,788
------------------------------------------------------------------------
Entergy Corp.                                       3,130        338,603
------------------------------------------------------------------------
Exelon Corp.                                       10,632        810,052
------------------------------------------------------------------------
FirstEnergy Corp.                                   4,911        349,761
------------------------------------------------------------------------
FPL Group, Inc.                                     6,558        422,860
------------------------------------------------------------------------
Pepco Holdings, Inc.                                3,225         82,108
------------------------------------------------------------------------
Pinnacle West Capital Corp.                         1,593         61,203
------------------------------------------------------------------------
PPL Corp.                                           5,996        293,324
------------------------------------------------------------------------
Progress Energy, Inc.                               4,176        188,630
------------------------------------------------------------------------
Southern Co.                                       12,236        444,779
========================================================================
                                                               4,066,875
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.44%

Cooper Industries, Ltd.-Class A                     2,900        129,166
------------------------------------------------------------------------
Emerson Electric Co.                               12,683        644,804
------------------------------------------------------------------------
Rockwell Automation, Inc.                           2,403        137,019
========================================================================
                                                                 910,989
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.10%

Agilent Technologies, Inc.(b)                       6,227        211,158
========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.18%

Jabil Circuit, Inc.                                 3,351         44,401
------------------------------------------------------------------------
Molex Inc.                                          2,280         54,811
------------------------------------------------------------------------
Tyco Electronics Ltd.                               8,010        270,818
========================================================================
                                                                 370,030
========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.15%

Allied Waste Industries, Inc.(b)(c)                 4,664         45,940
------------------------------------------------------------------------
Waste Management, Inc.(b)                           8,190        265,684
========================================================================
                                                                 311,624
========================================================================


                                                 SHARES        VALUE
------------------------------------------------------------------------


FERTILIZERS & AGRICULTURAL CHEMICALS-0.48%

Monsanto Co.                                        8,809   $    990,484
========================================================================

FOOD DISTRIBUTORS-0.14%

Sysco Corp.                                         9,797        284,603
========================================================================

FOOD RETAIL-0.34%

Kroger Co. (The)                                   10,973        279,263
------------------------------------------------------------------------
Safeway Inc.                                        7,126        220,835
------------------------------------------------------------------------
SUPERVALU Inc.                                      3,405        102,354
------------------------------------------------------------------------
Whole Foods Market, Inc.(c)                         2,244         88,503
========================================================================
                                                                 690,955
========================================================================

FOOTWEAR-0.19%

NIKE, Inc.-Class B                                  6,186        382,047
========================================================================

FOREST PRODUCTS-0.11%

Weyerhaeuser Co.                                    3,375        228,555
========================================================================

GAS UTILITIES-0.08%

Nicor Inc.(c)                                         761         31,201
------------------------------------------------------------------------
Questar Corp.                                       2,782        141,632
========================================================================
                                                                 172,833
========================================================================

GENERAL MERCHANDISE STORES-0.40%

Big Lots, Inc.(b)                                   1,435         24,912
------------------------------------------------------------------------
Family Dollar Stores, Inc.                          2,262         47,570
------------------------------------------------------------------------
Target Corp.                                       13,385        743,938
========================================================================
                                                                 816,420
========================================================================

GOLD-0.19%

Newmont Mining Corp.                                7,279        395,541
========================================================================

HEALTH CARE DISTRIBUTORS-0.40%

AmerisourceBergen Corp.                             2,705        126,188
------------------------------------------------------------------------
Cardinal Health, Inc.                               5,824        337,618
------------------------------------------------------------------------
McKesson Corp.                                      4,662        292,727
------------------------------------------------------------------------
Patterson Cos. Inc.(b)                              2,252         72,154
========================================================================
                                                                 828,687
========================================================================

HEALTH CARE EQUIPMENT-1.73%

Bard (C.R.), Inc.                                   1,630        157,409
------------------------------------------------------------------------
Baxter International Inc.                          10,215        620,459
------------------------------------------------------------------------
Becton, Dickinson and Co.                           3,929        339,976
------------------------------------------------------------------------
Boston Scientific Corp.(b)                         21,616        262,202
------------------------------------------------------------------------
Covidien Ltd.                                       8,021        357,977
------------------------------------------------------------------------
Hospira, Inc.(b)                                    2,537        104,296
------------------------------------------------------------------------
Medtronic, Inc.                                    18,216        848,319
------------------------------------------------------------------------
St. Jude Medical, Inc.(b)                           5,515        223,413
------------------------------------------------------------------------
Stryker Corp.                                       3,835        256,830
------------------------------------------------------------------------

AIM S&P 500 Index Fund



                                                 SHARES        VALUE
------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-(CONTINUED)

Varian Medical Systems, Inc.(b)                     2,015   $    104,760
------------------------------------------------------------------------
Zimmer Holdings, Inc.(b)                            3,781        295,939
========================================================================
                                                               3,571,580
========================================================================

HEALTH CARE FACILITIES-0.02%

Tenet Healthcare Corp.(b)                           7,638         33,836
========================================================================

HEALTH CARE SERVICES-0.47%

Express Scripts, Inc.(b)                            4,060        274,009
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(b)             1,855        137,047
------------------------------------------------------------------------
Medco Health Solutions, Inc.(b)                     8,618        431,590
------------------------------------------------------------------------
Quest Diagnostics Inc.                              2,525        124,533
========================================================================
                                                                 967,179
========================================================================

HEALTH CARE TECHNOLOGY-0.04%

IMS Health Inc.                                     3,124         74,632
========================================================================

HOME ENTERTAINMENT SOFTWARE-0.12%

Electronic Arts Inc.(b)                             5,074        240,355
========================================================================

HOME FURNISHINGS-0.03%

Leggett & Platt, Inc.                               2,740         52,115
========================================================================

HOME IMPROVEMENT RETAIL-0.75%

Home Depot, Inc. (The)                             27,190        833,917
------------------------------------------------------------------------
Lowe's Cos., Inc.                                  23,564        623,032
------------------------------------------------------------------------
Sherwin-Williams Co. (The)                          1,670         95,541
========================================================================
                                                               1,552,490
========================================================================

HOMEBUILDING-0.13%

Centex Corp.                                        1,958         54,393
------------------------------------------------------------------------
D.R. Horton, Inc.                                   4,465         77,021
------------------------------------------------------------------------
KB HOME                                             1,227         33,743
------------------------------------------------------------------------
Lennar Corp.-Class A                                2,245         46,247
------------------------------------------------------------------------
Pulte Homes, Inc.(c)                                3,422         55,915
========================================================================
                                                                 267,319
========================================================================

HOMEFURNISHING RETAIL-0.07%

Bed Bath & Beyond Inc.(b)                           4,266        137,536
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.34%

Carnival Corp.                                      7,036        313,032
------------------------------------------------------------------------
Marriott International, Inc.-Class A                5,036        181,094
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.           3,207        145,117
------------------------------------------------------------------------
Wyndham Worldwide Corp.(b)                          2,865         67,499
========================================================================
                                                                 706,742
========================================================================

HOUSEHOLD APPLIANCES-0.14%

Black & Decker Corp. (The)                          1,007         73,048
------------------------------------------------------------------------
Snap-on Inc.                                          878         43,127
------------------------------------------------------------------------


                                                 SHARES        VALUE
------------------------------------------------------------------------

HOUSEHOLD APPLIANCES-(CONTINUED)

Stanley Works (The)                                 1,286   $     66,049
------------------------------------------------------------------------
Whirlpool Corp.                                     1,245        105,962
========================================================================
                                                                 288,186
========================================================================

HOUSEHOLD PRODUCTS-2.19%

Clorox Co. (The)                                    2,230        136,744
------------------------------------------------------------------------
Colgate-Palmolive Co.                               8,213        632,401
------------------------------------------------------------------------
Kimberly-Clark Corp.                                6,816        447,470
------------------------------------------------------------------------
Procter & Gamble Co. (The)                         50,037      3,299,940
========================================================================
                                                               4,516,555
========================================================================

HOUSEWARES & SPECIALTIES-0.14%

Fortune Brands, Inc.                                2,460        172,003
------------------------------------------------------------------------
Newell Rubbermaid Inc.                              4,499        108,516
========================================================================
                                                                 280,519
========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.06%

Monster Worldwide Inc.(b)                           2,060         57,371
------------------------------------------------------------------------
Robert Half International, Inc.                     2,594         72,061
========================================================================
                                                                 129,432
========================================================================

HYPERMARKETS & SUPER CENTERS-1.17%

Costco Wholesale Corp.                              6,993        475,104
------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              38,069      1,936,951
========================================================================
                                                               2,412,055
========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.26%

AES Corp. (The)(b)                                 10,782        205,720
------------------------------------------------------------------------
Constellation Energy Group                          2,909        273,330
------------------------------------------------------------------------
Dynegy Inc.-Class A(b)                              7,987         56,069
========================================================================
                                                                 535,119
========================================================================

INDUSTRIAL CONGLOMERATES-3.51%

3M Co.                                             11,491        915,258
------------------------------------------------------------------------
General Electric Co.                              162,829      5,765,775
------------------------------------------------------------------------
Textron Inc.                                        4,015        225,041
------------------------------------------------------------------------
Tyco International Ltd.                             7,972        313,778
========================================================================
                                                               7,219,852
========================================================================

INDUSTRIAL GASES-0.35%

Air Products and Chemicals, Inc.                    3,469        312,279
------------------------------------------------------------------------
Praxair, Inc.                                       5,089        411,751
========================================================================
                                                                 724,030
========================================================================

INDUSTRIAL MACHINERY-0.76%

Danaher Corp.                                       4,078        303,607
------------------------------------------------------------------------
Dover Corp.                                         3,200        129,152
------------------------------------------------------------------------
Eaton Corp.                                         2,359        195,231
------------------------------------------------------------------------

AIM S&P 500 Index Fund



                                                 SHARES        VALUE
------------------------------------------------------------------------
INDUSTRIAL MACHINERY-(CONTINUED)

Illinois Tool Works Inc.                            6,659   $    335,614
------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A                     4,389        173,453
------------------------------------------------------------------------
ITT Corp.                                           2,920        173,536
------------------------------------------------------------------------
Pall Corp.                                          1,970         72,673
------------------------------------------------------------------------
Parker Hannifin Corp.                               2,709        183,155
========================================================================
                                                               1,566,421
========================================================================

INDUSTRIAL REIT'S-0.12%

ProLogis                                            4,149        246,243
========================================================================

INSURANCE BROKERS-0.21%

Aon Corp.                                           4,730        205,850
------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                         8,380        231,288
========================================================================
                                                                 437,138
========================================================================

INTEGRATED OIL & GAS-7.10%

Chevron Corp.                                      34,019      2,874,605
------------------------------------------------------------------------
ConocoPhillips                                     25,770      2,069,846
------------------------------------------------------------------------
Exxon Mobil Corp.                                  88,028      7,605,619
------------------------------------------------------------------------
Hess Corp.                                          4,477        406,646
------------------------------------------------------------------------
Marathon Oil Corp.                                 11,443        536,105
------------------------------------------------------------------------
Murphy Oil Corp.                                    3,030        222,826
------------------------------------------------------------------------
Occidental Petroleum Corp.                         13,349        905,997
========================================================================
                                                              14,621,644
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.94%

AT&T Inc.                                          97,714      3,761,012
------------------------------------------------------------------------
CenturyTel, Inc.                                    1,778         65,626
------------------------------------------------------------------------
Citizens Communications Co.                         5,280         60,562
------------------------------------------------------------------------
Embarq Corp.                                        2,461        111,483
------------------------------------------------------------------------
Qwest Communications International Inc.            25,298        148,752
------------------------------------------------------------------------
Verizon Communications Inc.                        46,568      1,808,701
------------------------------------------------------------------------
Windstream Corp.                                    7,687         89,246
========================================================================
                                                               6,045,382
========================================================================

INTERNET RETAIL-0.26%

Amazon.com, Inc.(b)                                 4,949        384,537
------------------------------------------------------------------------
Expedia, Inc.(b)                                    3,345         77,002
------------------------------------------------------------------------
IAC/InterActiveCorp(b)                              2,969         77,016
========================================================================
                                                                 538,555
========================================================================

INTERNET SOFTWARE & SERVICES-1.56%

Akamai Technologies, Inc.(b)                        2,676         80,815
------------------------------------------------------------------------
eBay Inc.(b)                                       18,317        492,544
------------------------------------------------------------------------
Google Inc.-Class A(b)                              3,728      2,103,711
------------------------------------------------------------------------
VeriSign, Inc.(b)                                   3,559        120,721
------------------------------------------------------------------------
Yahoo! Inc.(b)                                     21,531        412,965
========================================================================
                                                               3,210,756
========================================================================


                                                 SHARES        VALUE
------------------------------------------------------------------------


INVESTMENT BANKING & BROKERAGE-1.94%

Bear Stearns Cos. Inc. (The)                        1,859   $    167,868
------------------------------------------------------------------------
E*TRADE Financial Corp.(b)(c)                       7,439         36,972
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                     6,406      1,286,132
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                       8,539        547,948
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          13,791        777,812
------------------------------------------------------------------------
Morgan Stanley                                     17,097        845,105
------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                       15,092        336,551
========================================================================
                                                               3,998,388
========================================================================

IT CONSULTING & OTHER SERVICES-0.07%

Cognizant Technology Solutions Corp.-Class
  A(b)                                              4,678        130,516
------------------------------------------------------------------------
Unisys Corp.(b)                                     5,602         23,305
========================================================================
                                                                 153,821
========================================================================

LEISURE PRODUCTS-0.10%

Brunswick Corp.                                     1,466         27,839
------------------------------------------------------------------------
Hasbro, Inc.(c)                                     2,368         61,497
------------------------------------------------------------------------
Mattel, Inc.                                        5,909        124,148
========================================================================
                                                                 213,484
========================================================================

LIFE & HEALTH INSURANCE-1.22%

AFLAC Inc.                                          7,859        481,992
------------------------------------------------------------------------
Lincoln National Corp.                              4,337        235,759
------------------------------------------------------------------------
MetLife, Inc.                                      11,932        703,630
------------------------------------------------------------------------
Principal Financial Group, Inc.                     4,214        251,197
------------------------------------------------------------------------
Prudential Financial, Inc.                          7,313        616,998
------------------------------------------------------------------------
Torchmark Corp.                                     1,465         89,453
------------------------------------------------------------------------
Unum Group                                          5,813        131,490
========================================================================
                                                               2,510,519
========================================================================

LIFE SCIENCES TOOLS & SERVICES-0.31%

Applera Corp.-Applied Biosystems Group              2,709         85,415
------------------------------------------------------------------------
Millipore Corp.(b)                                    879         61,662
------------------------------------------------------------------------
PerkinElmer, Inc.                                   1,869         46,519
------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                   6,797        349,978
------------------------------------------------------------------------
Waters Corp.(b)                                     1,605         92,207
========================================================================
                                                                 635,781
========================================================================

MANAGED HEALTH CARE-1.35%

Aetna Inc.                                          8,062        429,382
------------------------------------------------------------------------
CIGNA Corp.                                         4,497        221,072
------------------------------------------------------------------------
Coventry Health Care, Inc.(b)                       2,494        141,111
------------------------------------------------------------------------
Humana Inc.(b)                                      2,729        219,139
------------------------------------------------------------------------
UnitedHealth Group Inc.                            20,818      1,058,387
------------------------------------------------------------------------
WellPoint Inc.(b)                                   9,204        719,753
========================================================================
                                                               2,788,844
========================================================================

AIM S&P 500 Index Fund



                                                 SHARES        VALUE
------------------------------------------------------------------------

METAL & GLASS CONTAINERS-0.07%

Ball Corp.                                          1,618   $     74,250
------------------------------------------------------------------------
Pactiv Corp.(b)                                     2,101         60,110
========================================================================
                                                                 134,360
========================================================================

MOTORCYCLE MANUFACTURERS-0.08%

Harley-Davidson, Inc.(c)                            3,890        157,856
========================================================================

MOVIES & ENTERTAINMENT-1.43%

News Corp.-Class A                                 37,269        704,384
------------------------------------------------------------------------
Time Warner Inc.                                   58,237        916,650
------------------------------------------------------------------------
Viacom Inc.-Class B(b)                             10,572        409,771
------------------------------------------------------------------------
Walt Disney Co. (The)                              30,668        917,893
========================================================================
                                                               2,948,698
========================================================================

MULTI-LINE INSURANCE-1.58%

American International Group, Inc.                 40,862      2,253,948
------------------------------------------------------------------------
Assurant, Inc.                                      1,529         99,217
------------------------------------------------------------------------
Genworth Financial Inc.-Class A                     7,066        171,986
------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)       5,056        408,373
------------------------------------------------------------------------
Loews Corp.                                         7,081        330,612
========================================================================
                                                               3,264,136
========================================================================

MULTI-SECTOR HOLDINGS-0.06%

Leucadia National Corp.                             2,723        120,275
========================================================================

MULTI-UTILITIES-1.07%

Ameren Corp.                                        3,350        150,114
------------------------------------------------------------------------
CenterPoint Energy, Inc.                            5,175         82,852
------------------------------------------------------------------------
CMS Energy Corp.(c)                                 3,625         56,804
------------------------------------------------------------------------
Consolidated Edison, Inc.                           4,374        190,619
------------------------------------------------------------------------
Dominion Resources, Inc.                            9,422        405,146
------------------------------------------------------------------------
DTE Energy Co.                                      2,637        112,468
------------------------------------------------------------------------
Integrys Energy Group Inc.                          1,228         59,705
------------------------------------------------------------------------
NiSource Inc.                                       4,417         83,879
------------------------------------------------------------------------
PG&E Corp.                                          5,703        234,051
------------------------------------------------------------------------
Public Service Enterprise Group Inc.                4,097        393,312
------------------------------------------------------------------------
Sempra Energy                                       4,211        235,395
------------------------------------------------------------------------
TECO Energy, Inc.                                   3,393         56,561
------------------------------------------------------------------------
Xcel Energy, Inc.                                   6,765        140,644
========================================================================
                                                               2,201,550
========================================================================

OFFICE ELECTRONICS-0.11%

Xerox Corp.                                        14,893        229,352
========================================================================

OFFICE REIT'S-0.09%

Boston Properties, Inc.                             1,921        176,578
========================================================================


                                                 SHARES        VALUE
------------------------------------------------------------------------


OFFICE SERVICES & SUPPLIES-0.10%

Avery Dennison Corp.                                1,698   $     87,990
------------------------------------------------------------------------
Pitney Bowes Inc.                                   3,493        128,193
========================================================================
                                                                 216,183
========================================================================

OIL & GAS DRILLING-0.54%

ENSCO International Inc.                            2,333        119,263
------------------------------------------------------------------------
Nabors Industries Ltd.(b)                           4,562        124,177
------------------------------------------------------------------------
Noble Corp.                                         4,318        188,999
------------------------------------------------------------------------
Rowan Cos., Inc.                                    1,766         60,115
------------------------------------------------------------------------
Transocean Inc.                                     5,123        628,080
========================================================================
                                                               1,120,634
========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.63%

Baker Hughes Inc.                                   5,126        332,831
------------------------------------------------------------------------
BJ Services Co.                                     4,717        102,595
------------------------------------------------------------------------
Cameron International Corp.(b)                      3,523        141,836
------------------------------------------------------------------------
Halliburton Co.                                    14,196        470,881
------------------------------------------------------------------------
National-Oilwell Varco Inc.(b)                      5,745        346,021
------------------------------------------------------------------------
Schlumberger Ltd.                                  19,267      1,453,888
------------------------------------------------------------------------
Smith International, Inc.                           3,226        174,882
------------------------------------------------------------------------
Weatherford International Ltd.(b)                   5,433        335,814
========================================================================
                                                               3,358,748
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.41%

Anadarko Petroleum Corp.                            7,513        440,187
------------------------------------------------------------------------
Apache Corp.                                        5,335        509,172
------------------------------------------------------------------------
Chesapeake Energy Corp.                             7,317        272,412
------------------------------------------------------------------------
Devon Energy Corp.                                  7,168        609,137
------------------------------------------------------------------------
EOG Resources, Inc.                                 3,963        346,762
------------------------------------------------------------------------
Noble Energy, Inc.                                  2,765        200,684
------------------------------------------------------------------------
Range Resources Corp.                               2,403        125,485
------------------------------------------------------------------------
XTO Energy, Inc.                                    7,790        404,612
========================================================================
                                                               2,908,451
========================================================================

OIL & GAS REFINING & MARKETING-0.35%

Sunoco, Inc.                                        1,893        117,745
------------------------------------------------------------------------
Tesoro Corp.                                        2,206         86,144
------------------------------------------------------------------------
Valero Energy Corp.                                 8,868        524,897
========================================================================
                                                                 728,786
========================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.35%

El Paso Corp.                                      11,286        185,994
------------------------------------------------------------------------
Spectra Energy Corp.                               10,186        232,648
------------------------------------------------------------------------
Williams Cos., Inc. (The)                           9,562        305,697
========================================================================
                                                                 724,339
========================================================================

AIM S&P 500 Index Fund



                                                 SHARES        VALUE
------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-3.89%

Bank of America Corp.                              71,509   $  3,171,424
------------------------------------------------------------------------
Citigroup Inc.                                     80,434      2,269,848
------------------------------------------------------------------------
JPMorgan Chase & Co.                               54,119      2,573,358
========================================================================
                                                               8,014,630
========================================================================

PACKAGED FOODS & MEATS-1.16%

Campbell Soup Co.                                   3,583        113,259
------------------------------------------------------------------------
ConAgra Foods, Inc.                                 7,850        169,010
------------------------------------------------------------------------
Dean Foods Co.(c)                                   2,119         59,332
------------------------------------------------------------------------
General Mills, Inc.                                 5,439        297,024
------------------------------------------------------------------------
Heinz (H.J.) Co.                                    5,105        217,269
------------------------------------------------------------------------
Hershey Co. (The)                                   2,706         97,957
------------------------------------------------------------------------
Kellogg Co.                                         4,252        203,671
------------------------------------------------------------------------
Kraft Foods Inc.-Class A                           24,927        729,364
------------------------------------------------------------------------
McCormick & Co., Inc.                               2,057         69,362
------------------------------------------------------------------------
Sara Lee Corp.                                     11,667        164,038
------------------------------------------------------------------------
Tyson Foods, Inc.-Class A                           4,411         62,857
------------------------------------------------------------------------
Wrigley Jr. (Wm.) Co.                               3,508        201,464
========================================================================
                                                               2,384,607
========================================================================

PAPER PACKAGING-0.05%

Bemis Co., Inc.(c)                                  1,619         44,005
------------------------------------------------------------------------
Sealed Air Corp.                                    2,601         68,016
========================================================================
                                                                 112,021
========================================================================

PAPER PRODUCTS-0.15%

International Paper Co.                             6,897        222,428
------------------------------------------------------------------------
MeadWestvaco Corp.                                  2,975         83,300
========================================================================
                                                                 305,728
========================================================================

PERSONAL PRODUCTS-0.16%

Avon Products, Inc.                                 6,912        242,058
------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                1,834         77,395
========================================================================
                                                                 319,453
========================================================================

PHARMACEUTICALS-5.93%

Abbott Laboratories                                24,896      1,401,645
------------------------------------------------------------------------
Allergan, Inc.                                      4,945        332,255
------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(b)                        1,710         89,245
------------------------------------------------------------------------
Bristol-Myers Squibb Co.                           31,876        739,204
------------------------------------------------------------------------
Forest Laboratories, Inc.(b)                        5,024        199,804
------------------------------------------------------------------------
Johnson & Johnson                                  46,107      2,916,729
------------------------------------------------------------------------
King Pharmaceuticals, Inc.(b)                       3,938         41,310
------------------------------------------------------------------------
Lilly (Eli) and Co.                                15,899        819,116
------------------------------------------------------------------------
Merck & Co. Inc.                                   35,068      1,622,947
------------------------------------------------------------------------
Mylan Laboratories Inc.(b)(c)                       4,871         72,627
------------------------------------------------------------------------
Pfizer Inc.                                       110,040      2,573,836
------------------------------------------------------------------------


                                                 SHARES        VALUE
------------------------------------------------------------------------

PHARMACEUTICALS-(CONTINUED)

Schering-Plough Corp.                              26,095   $    510,679
------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(b)                     1,659         43,316
------------------------------------------------------------------------
Wyeth                                              21,575        858,685
========================================================================
                                                              12,221,398
========================================================================

PHOTOGRAPHIC PRODUCTS-0.04%

Eastman Kodak Co.                                   4,639         92,455
========================================================================

PROPERTY & CASUALTY INSURANCE-1.05%

ACE Ltd.                                            5,309        309,727
------------------------------------------------------------------------
Allstate Corp. (The)                                9,194        452,988
------------------------------------------------------------------------
Ambac Financial Group, Inc.(c)                      1,617         18,951
------------------------------------------------------------------------
Chubb Corp. (The)                                   6,182        320,166
------------------------------------------------------------------------
Cincinnati Financial Corp.                          2,673        103,018
------------------------------------------------------------------------
MBIA Inc.                                           2,022         31,341
------------------------------------------------------------------------
Progressive Corp. (The)                            11,247        208,744
------------------------------------------------------------------------
SAFECO Corp.                                        1,496         79,842
------------------------------------------------------------------------
Travelers Cos., Inc. (The)                         10,390        499,759
------------------------------------------------------------------------
XL Capital Ltd.-Class A                             2,871        129,195
========================================================================
                                                               2,153,731
========================================================================

PUBLISHING-0.24%

Gannett Co., Inc.                                   3,740        138,380
------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                        5,300        226,628
------------------------------------------------------------------------
Meredith Corp.                                        644         30,262
------------------------------------------------------------------------
New York Times Co. (The)-Class A(c)                 2,298         38,468
------------------------------------------------------------------------
Washington Post Co. (The)-Class B                      93         69,192
========================================================================
                                                                 502,930
========================================================================

RAILROADS-0.78%

Burlington Northern Santa Fe Corp.                  4,801        415,382
------------------------------------------------------------------------
CSX Corp.                                           6,773        328,355
------------------------------------------------------------------------
Norfolk Southern Corp.                              6,238        339,285
------------------------------------------------------------------------
Union Pacific Corp.                                 4,231        529,002
========================================================================
                                                               1,612,024
========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.03%

CB Richard Ellis Group, Inc.-Class A(b)(c)          3,187         61,860
========================================================================

REGIONAL BANKS-1.21%

BB&T Corp.                                          8,852        321,151
------------------------------------------------------------------------
Commerce Bancorp, Inc.                              3,138        119,589
------------------------------------------------------------------------
Fifth Third Bancorp                                 8,581        232,545
------------------------------------------------------------------------
First Horizon National Corp.(c)                     2,035         44,098
------------------------------------------------------------------------
Huntington Bancshares Inc.                          5,894         79,274
------------------------------------------------------------------------
KeyCorp                                             6,263        163,777
------------------------------------------------------------------------
M&T Bank Corp.                                      1,203        110,399
------------------------------------------------------------------------
Marshall & Ilsley Corp.                             4,145        115,646
------------------------------------------------------------------------

AIM S&P 500 Index Fund



                                                 SHARES        VALUE
------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

National City Corp.                                10,207   $    181,583
------------------------------------------------------------------------
PNC Financial Services Group, Inc.                  5,631        369,506
------------------------------------------------------------------------
Regions Financial Corp.                            11,198        282,638
------------------------------------------------------------------------
SunTrust Banks, Inc.                                5,626        387,913
------------------------------------------------------------------------
Zions Bancorp                                       1,716         93,934
========================================================================
                                                               2,502,053
========================================================================

RESIDENTIAL REIT'S-0.17%

Apartment Investment & Management Co.-Class A       1,533         60,768
------------------------------------------------------------------------
AvalonBay Communities, Inc.                         1,246        117,062
------------------------------------------------------------------------
Equity Residential                                  4,367        163,369
========================================================================
                                                                 341,199
========================================================================

RESTAURANTS-0.79%

Darden Restaurants, Inc.                            2,285         64,711
------------------------------------------------------------------------
McDonald's Corp.                                   19,056      1,020,449
------------------------------------------------------------------------
Starbucks Corp.(b)                                 11,767        222,514
------------------------------------------------------------------------
Wendy's International, Inc.                         1,407         34,359
------------------------------------------------------------------------
Yum! Brands, Inc.                                   8,194        279,907
========================================================================
                                                               1,621,940
========================================================================

RETAIL REIT'S-0.34%

Developers Diversified Realty Corp.                 1,978         81,395
------------------------------------------------------------------------
General Growth Properties, Inc.                     3,928        143,451
------------------------------------------------------------------------
Kimco Realty Corp.                                  4,071        145,782
------------------------------------------------------------------------
Simon Property Group, Inc.                          3,592        321,053
========================================================================
                                                                 691,681
========================================================================

SEMICONDUCTOR EQUIPMENT-0.42%

Applied Materials, Inc.                            22,202        397,860
------------------------------------------------------------------------
KLA-Tencor Corp.                                    2,933        122,541
------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(b)                  3,690        263,687
------------------------------------------------------------------------
Novellus Systems, Inc.(b)                           1,861         44,217
------------------------------------------------------------------------
Teradyne, Inc.(b)                                   2,796         30,672
========================================================================
                                                                 858,977
========================================================================

SEMICONDUCTORS-1.90%

Advanced Micro Devices, Inc.(b)(c)                  9,725         74,299
------------------------------------------------------------------------
Altera Corp.                                        5,410         91,375
------------------------------------------------------------------------
Analog Devices, Inc.                                4,887        138,595
------------------------------------------------------------------------
Broadcom Corp.-Class A(b)                           7,580        167,366
------------------------------------------------------------------------
Intel Corp.                                        94,205      1,997,146
------------------------------------------------------------------------
Linear Technology Corp.                             3,599         99,584
------------------------------------------------------------------------
LSI Corp.(b)(c)                                    11,373         59,367
------------------------------------------------------------------------
Microchip Technology Inc.                           3,450        110,090
------------------------------------------------------------------------
Micron Technology, Inc.(b)                         12,251         86,125
------------------------------------------------------------------------
National Semiconductor Corp.                        3,785         69,758
------------------------------------------------------------------------
NVIDIA Corp.(b)                                     8,950        220,080
------------------------------------------------------------------------


                                                 SHARES        VALUE
------------------------------------------------------------------------

SEMICONDUCTORS-(CONTINUED)

Texas Instruments Inc.                             22,527   $    696,760
------------------------------------------------------------------------
Xilinx, Inc.                                        4,736        103,576
========================================================================
                                                               3,914,121
========================================================================

SOFT DRINKS-1.87%

Coca-Cola Co. (The)                                32,020      1,894,623
------------------------------------------------------------------------
Coca-Cola Enterprises Inc.                          4,610        106,353
------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                    2,233         77,820
------------------------------------------------------------------------
PepsiCo, Inc.                                      25,934      1,768,440
========================================================================
                                                               3,847,236
========================================================================

SPECIALIZED CONSUMER SERVICES-0.05%

H&R Block, Inc.                                     5,236        100,898
========================================================================

SPECIALIZED FINANCE-0.60%

CIT Group, Inc.                                     3,054         85,390
------------------------------------------------------------------------
CME Group Inc.                                        882        545,870
------------------------------------------------------------------------
IntercontinentalExchange Inc.(b)                    1,120        156,755
------------------------------------------------------------------------
Moody's Corp.                                       3,454        120,855
------------------------------------------------------------------------
NYSE Euronext                                       4,269        335,757
========================================================================
                                                               1,244,627
========================================================================

SPECIALTY CHEMICALS-0.20%

Ecolab Inc.                                         2,813        135,727
------------------------------------------------------------------------
International Flavors & Fragrances Inc.(c)          1,273         54,243
------------------------------------------------------------------------
Rohm and Haas Co.                                   2,018        107,660
------------------------------------------------------------------------
Sigma-Aldrich Corp.                                 2,094        103,988
========================================================================
                                                                 401,618
========================================================================

SPECIALTY PROPERTIES-0.20%

Host Hotels & Resorts Inc.                          8,416        140,884
------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                         2,774        115,815
------------------------------------------------------------------------
Public Storage                                      2,001        156,578
========================================================================
                                                                 413,277
========================================================================

SPECIALTY STORES-0.22%

Office Depot, Inc.(b)                               4,397         65,207
------------------------------------------------------------------------
OfficeMax Inc.                                      1,197         29,650
------------------------------------------------------------------------
Staples, Inc.                                      11,392        272,724
------------------------------------------------------------------------
Tiffany & Co.                                       2,184         87,142
========================================================================
                                                                 454,723
========================================================================

STEEL-0.28%

Allegheny Technologies, Inc.                        1,626        114,470
------------------------------------------------------------------------
Nucor Corp.                                         4,638        268,076
------------------------------------------------------------------------
United States Steel Corp.                           1,896        193,601
========================================================================
                                                                 576,147
========================================================================

AIM S&P 500 Index Fund



                                                 SHARES        VALUE
------------------------------------------------------------------------

SYSTEMS SOFTWARE-2.94%

BMC Software, Inc.(b)                               3,154   $    101,054
------------------------------------------------------------------------
CA Inc.                                             6,312        139,054
------------------------------------------------------------------------
Microsoft Corp.                                   129,630      4,225,938
------------------------------------------------------------------------
Novell, Inc.(b)                                     5,636         35,845
------------------------------------------------------------------------
Oracle Corp.(b)                                    63,535      1,305,644
------------------------------------------------------------------------
Symantec Corp.(b)                                  13,972        250,518
========================================================================
                                                               6,058,053
========================================================================

THRIFTS & MORTGAGE FINANCE-0.70%

Countrywide Financial Corp.                         9,323         64,888
------------------------------------------------------------------------
Fannie Mae                                         15,759        533,600
------------------------------------------------------------------------
Freddie Mac                                        10,658        323,896
------------------------------------------------------------------------
Hudson City Bancorp, Inc.                           8,384        137,330
------------------------------------------------------------------------
MGIC Investment Corp.(c)                            1,346         24,901
------------------------------------------------------------------------
Sovereign Bancorp, Inc.(b)(c)                       5,806         72,401
------------------------------------------------------------------------
Washington Mutual, Inc.                            13,996        278,800
========================================================================
                                                               1,435,816
========================================================================

TIRES & RUBBER-0.05%

Goodyear Tire & Rubber Co. (The)(b)                 3,864         97,257
========================================================================

TOBACCO-1.40%

Altria Group, Inc.                                 33,936      2,573,028
------------------------------------------------------------------------
Reynolds American Inc.                              2,755        174,474
------------------------------------------------------------------------
UST Inc.(c)                                         2,523        131,095
========================================================================
                                                               2,878,597
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.04%

W.W. Grainger, Inc.                                 1,084         86,254
========================================================================

TRUCKING-0.02%

Ryder System, Inc.                                    910         47,375
========================================================================


                                                 SHARES        VALUE
------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES-0.35%

American Tower Corp.-Class A(b)                     6,520   $    244,696
------------------------------------------------------------------------
Sprint Nextel Corp.                                45,823        482,516
========================================================================
                                                                 727,212
========================================================================
    Total Common Stocks (Cost $152,480,247)                  194,445,372
========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILLS-0.39%

2.05%, 03/20/08 (Cost $797,013)(d)(e)          $  800,000        797,013
========================================================================

                                                 SHARES

MONEY MARKET FUNDS-4.92%

Liquid Assets Portfolio-Institutional
  Class(f)                                      5,068,631      5,068,631
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)        5,068,631      5,068,631
========================================================================
    Total Money Market Funds (Cost
      $10,137,262)                                            10,137,262
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.71% (Cost
  $163,414,522)                                              205,379,647
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-0.47%

Liquid Assets Portfolio-Institutional Class
  (Cost $965,916)(f)(g)                           965,916        965,916
========================================================================
TOTAL INVESTMENTS-100.18% (Cost $164,380,438)                206,345,563
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.18)%                           (374,503)
========================================================================
NET ASSETS-100.00%                                          $205,971,060
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) Non-income producing security.
(c) All or a portion of this security was out on loan at January 31, 2008.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 8.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM S&P 500 Index Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008
(Unaudited)

ASSETS:

Investments, at value (Cost $153,277,260)*     $195,242,385
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $11,103,178)                             11,103,178
===========================================================
    Total investments (Cost $164,380,438)       206,345,563
===========================================================
Cash                                                269,125
-----------------------------------------------------------
Receivables for:
  Variation margin                                  246,500
-----------------------------------------------------------
  Fund shares sold                                  150,318
-----------------------------------------------------------
  Dividends                                         243,258
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               24,340
-----------------------------------------------------------
Other assets                                         21,001
===========================================================
    Total assets                                207,300,105
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            102,912
-----------------------------------------------------------
  Collateral upon return of securities loaned       965,916
-----------------------------------------------------------
Trustee deferred compensation and retirement
  plans                                              38,791
-----------------------------------------------------------
Accrued distribution fees                            39,702
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,464
-----------------------------------------------------------
Accrued transfer agent fees                         125,263
-----------------------------------------------------------
Accrued operating expenses                           54,997
===========================================================
    Total liabilities                             1,329,045
===========================================================
Net assets applicable to shares outstanding    $205,971,060
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $168,338,794
-----------------------------------------------------------
Undistributed net investment income                 247,272
-----------------------------------------------------------
Undistributed net realized gain (loss)           (4,819,450)
-----------------------------------------------------------
Unrealized appreciation                          42,204,444
===========================================================
                                               $205,971,060
___________________________________________________________
===========================================================

NET ASSETS:

Investor Class                                 $187,932,131
___________________________________________________________
===========================================================
Institutional Class                            $ 18,038,929
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Investor Class                                   13,476,200
___________________________________________________________
===========================================================
Institutional Class                               1,353,053
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $      13.95
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      13.33
___________________________________________________________
===========================================================

* At January 31, 2008, securities with an aggregate value of $974,388 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM S&P 500 Index Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2008
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $  2,300,729
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $7,152)                             108,436
--------------------------------------------------------------------------
Interest                                                             8,928
==========================================================================
    Total investment income                                      2,418,093
==========================================================================

EXPENSES:

Advisory fees                                                      285,997
--------------------------------------------------------------------------
Administrative services fees                                        31,339
--------------------------------------------------------------------------
Custodian fees                                                      11,910
--------------------------------------------------------------------------
Distribution fees -- Investor Class                                260,603
--------------------------------------------------------------------------
Transfer agent fees -- Investor                                    122,317
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 7,119
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           11,199
--------------------------------------------------------------------------
Other                                                               75,587
==========================================================================
    Total expenses                                                 806,071
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                  (147,332)
==========================================================================
    Net expenses                                                   658,739
==========================================================================
Net investment income                                            1,759,354
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                                          4,203,772
--------------------------------------------------------------------------
  Futures contracts                                               (657,418)
==========================================================================
                                                                 3,546,354
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (15,923,859)
--------------------------------------------------------------------------
  Futures contracts                                                372,075
==========================================================================
                                                               (15,551,784)
==========================================================================
Net realized and unrealized gain (loss)                        (12,005,430)
==========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $(10,246,076)
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM S&P 500 Index Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2008 and the year ended July 31, 2007 (Unaudited)

                                                               JANUARY 31,          JULY 31,
                                                                   2008               2007
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $  1,759,354       $  3,243,391
------------------------------------------------------------------------------------------------
  Net realized gain                                               3,546,354          7,068,586
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)          (15,551,784)        23,056,024
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (10,246,076)        33,368,001
================================================================================================
Distributions to shareholders from net investment income:
  Investor Class                                                 (1,563,077)        (2,889,728)
------------------------------------------------------------------------------------------------
  Institutional Class                                              (179,042)          (299,706)
================================================================================================
    Total distributions from net investment income               (1,742,119)        (3,189,434)
================================================================================================
Distributions to shareholders from net realized gains:
  Investor Class                                                 (5,539,565)        (1,802,260)
------------------------------------------------------------------------------------------------
  Institutional Class                                              (559,270)          (196,140)
================================================================================================
    Total distributions from net realized gains                  (6,098,835)        (1,998,400)
================================================================================================
    Decrease in net assets resulting from distributions          (7,840,954)        (5,187,834)
================================================================================================
Share transactions-net:
  Investor Class                                                 (3,453,767)       (27,188,249)
------------------------------------------------------------------------------------------------
  Institutional Class                                            (1,321,353)         9,079,818
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (4,775,120)       (18,108,431)
================================================================================================
    Net increase (decrease) in net assets                       (22,862,150)        10,071,736
================================================================================================

NET ASSETS:

  Beginning of period                                           228,833,210        218,761,474
================================================================================================
  End of period (including undistributed net investment
    income of $247,272 and $230,037, respectively)             $205,971,060       $228,833,210
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM S&P 500 Index Fund (the "Fund") is a series portfolio of AIM Stock Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is price performance and income comparable to the Standard & Poor's 500 Index (the "S&P 500").

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM S&P 500 Index Fund


       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of the investor class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to each class are charged to such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM S&P 500 Index Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. whereby AIM pays INVESCO Institutional (N.A.), Inc. 40% of the fee paid by the Fund to AIM.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Investor Class and Institutional Class shares to 0.60% and 0.35% of average daily net assets, respectively, through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended January 31, 2008, AIM waived advisory fees and reimbursed fund level expenses of $15,246 and reimbursed class level expenses of $118,922 and $7,119 expenses of Investor and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $1,930.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Investor Class and Institutional Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Investor Class shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets of Investor Class shares. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2008, expenses incurred under the Plan are shown in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM S&P 500 Index Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/07          AT COST          FROM SALES         01/31/08        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 2,437,731      $12,856,893       $(10,225,993)      $ 5,068,631     $ 50,575
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             2,437,731       12,856,893        (10,225,993)        5,068,631       50,709
=================================================================================================
  Subtotal        $ 4,875,462      $25,713,786       $(20,451,986)      $10,137,262     $101,284
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/07          AT COST          FROM SALES         01/31/08        INCOME*
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $17,202,240      $64,360,369       $ (80,596,693)     $   965,916     $  7,152
=================================================================================================
  Total
    Investments
    in Affiliates $22,077,702      $90,074,155       $(101,048,679)     $11,103,178     $108,436
=================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $4,115.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2008, the Fund paid legal fees of $1,467 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

    Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended January 31, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

AIM S&P 500 Index Fund

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At January 31, 2008, securities with an aggregate value of $974,388 were on loan to brokers. The loans were secured by cash collateral of $965,916 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended January 31, 2008, the Fund received dividends on cash collateral investments of $7,152 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--FUTURES CONTRACTS

On January 31, 2008, U.S. Treasury obligations with a value of $797,013 were pledged as collateral to cover margin requirements for open futures contracts.

                                             OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF         MONTH/             VALUE          UNREALIZED
CONTRACT                                                      CONTRACTS       COMMITMENT         01/31/08        APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                    34        March.-2008/Long     $11,487,750        $239,319
==============================================================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of July 31, 2007.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2008 was $5,596,578 and $23,099,464, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 47,770,431
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (12,832,789)
==============================================================================
Net unrealized appreciation of investment securities             $ 34,937,642
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $171,407,921.

AIM S&P 500 Index Fund

NOTE 11--SHARE INFORMATION

The Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                 JANUARY 31, 2008(A)              JULY 31, 2007
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                               1,397,396      21,438,944     2,782,412      41,379,010
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            155,703       2,283,542     1,129,035      15,354,897
======================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                                 461,278       6,889,760       309,935       4,584,495
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             50,313         718,878        34,233         487,035
======================================================================================================================
Reacquired:(b)
  Investor Class                                              (2,115,016)    (31,782,471)   (4,965,126)    (73,151,754)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (294,998)     (4,323,773)     (471,207)     (6,762,114)
======================================================================================================================
                                                                (345,324)   $ (4,775,120)   (1,180,718)   $(18,108,431)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 13% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
(b) Net of redemption fees of $16,123 and $10,075 which were allocated among the classes based on relative net assets of each class for the six months ended January 31, 2008 and the year ended July 31, 2007, respectively.

NOTE 12--SUBSEQUENT EVENT

At a meeting held on October 30, 2007, the Board of Trustees of the Trust approved certain proposals to be presented for shareholder approval at a special meeting of the shareholders of the Trust to be held on February 29, 2008 (the "Special Meeting"). At the Special Meeting, shareholders of record as of the close of business on November 30, 2007, are entitled to vote their respective shares on two proposals, including the following proposal.

    An Agreement and Plan of Reorganization pursuant to which the Fund would transfer all of its assets to AIM Structured Core Fund ("Buying Fund"), a series of AIM Counselor Series Trust (the "Reorganization"). Upon closing of the Reorganization, shareholders of the Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of the Fund, and the Fund will cease operations.

    The Agreement and Plan of Reorganization requires approval of the Fund's shareholders. The Fund submitted the Plan of Reorganization to the shareholders for their consideration at a meeting held on February 29, 2008. The meeting was adjourned to March 28, 2008 in order to solicit additional votes. If approved by the Fund's shareholders, the Reorganization is expected to be completed on or about April 28, 2008.

    Information about adjourned meetings may be found at www.aiminvestments.com and clicking on "proxy voting" in the top right hand corner. The meeting will not be adjourned past March 28, 2008.

AIM S&P 500 Index Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   INVESTOR CLASS
                                                    -----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                              YEAR ENDED JULY 31,
                                                     JANUARY 31,         --------------------------------------------------------
                                                         2008              2007        2006        2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  15.14          $  13.40    $  12.97    $  11.60    $  10.41    $   9.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.12              0.21        0.18        0.18        0.11        0.10
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.78)             1.86        0.44        1.36        1.18        0.82
=================================================================================================================================
    Total from investment operations                      (0.66)             2.07        0.62        1.54        1.29        0.92
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.12)            (0.20)      (0.19)      (0.17)      (0.10)      (0.10)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.41)            (0.13)         --          --          --          --
=================================================================================================================================
    Total distributions                                   (0.53)            (0.33)      (0.19)      (0.17)      (0.10)      (0.10)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                 0.00              0.00        0.00        0.00        0.00        0.00
=================================================================================================================================
Net asset value, end of period                         $  13.95          $  15.14    $  13.40    $  12.97    $  11.60    $  10.41
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                           (4.60)%           15.51%       4.77%      13.38%      12.43%       9.73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $187,932          $207,933    $209,138    $230,084    $234,090    $195,668
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.60%(b)          0.61%       0.60%       0.65%       0.65%       0.65%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                         0.73%(b)          0.79%       0.81%       0.83%       1.00%       1.05%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   1.51%(b)          1.36%       1.35%       1.46%       0.99%       1.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(c)                                    3%                4%          7%          4%          2%          1%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $207,349,619.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM S&P 500 Index Fund

                                                                                     INSTITUTIONAL CLASS
                                                             --------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                          YEAR ENDED JULY 31,
                                                              JANUARY 31,         -----------------------------------------------
                                                                  2008             2007       2006      2005      2004      2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 14.49           $ 12.83    $12.42    $11.11    $ 9.97    $ 9.23
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.13              0.24      0.20      0.21      0.13      0.13(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.75)             1.78      0.42      1.30      1.14      0.78
=================================================================================================================================
    Total from investment operations                              (0.62)             2.02      0.62      1.51      1.27      0.91
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.13)            (0.23)    (0.21)    (0.20)    (0.13)    (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.41)            (0.13)       --        --        --        --
=================================================================================================================================
    Total distributions                                           (0.54)            (0.36)    (0.21)    (0.20)    (0.13)    (0.17)
=================================================================================================================================
Redemption fees added to shares of beneficial interest             0.00              0.00      0.00      0.00      0.00      0.00
=================================================================================================================================
Net asset value, end of period                                  $ 13.33           $ 14.49    $12.83    $12.42    $11.11    $ 9.97
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   (4.52)%           15.79%     5.01%    13.70%    12.77%     9.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $18,039           $20,900    $9,624    $6,899    $5,325    $4,239
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.35%(c)          0.35%     0.35%     0.35%     0.35%     0.35%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.44%(c)          0.45%     0.47%     0.46%     0.67%     2.18%
=================================================================================================================================
Ratio of net investment income to average net assets               1.76%(c)          1.62%     1.60%     1.76%     1.29%     1.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                            3%                4%        7%        4%        2%        1%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $20,204,880.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM S&P 500 Index Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM S&P 500 Index Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                            EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
                           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
        CLASS               (08/01/07)        (01/31/08)(1)       PERIOD(2)        (01/31/08)         PERIOD(2)         RATIO
      Investor               $1,000.00          $  954.00          $ 2.95           $1,022.12           $3.05            0.60%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

Supplement to Semiannual Report dated 1/31/08

AIM S&P 500 Index Fund

Institutional Class Shares                   ==========================================   AL REPORT THAT ARE BASED ON EXPENSES
                                             AVERAGE ANNUAL TOTAL RETURNS                 INCURRED DURING THE PERIOD COVERED BY THIS
The following information has been           For periods ended 1/31/08                    SUPPLEMENT.
prepared to provide Institutional Class
shareholders with a performance overview     Inception (12/23/97)                 5.13%        A REDEMPTION FEE OF 2% WILL BE
specific to their holdings. Institutional    10 Years                             4.72    IMPOSED ON CERTAIN REDEMPTIONS OR
Class shares are offered exclusively to         5 Years                          11.61    EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
institutional investors, including defined      1 Year                           -2.65    OF PURCHASE. EXCEPTIONS TO THE REDEMPTION
contribution plans that meet certain            6 months*                        -4.52    FEE ARE LISTED IN THE FUND'S PROSPECTUS.
criteria.
                                             AVERAGE ANNUAL TOTAL RETURNS                      HAD THE ADVISOR NOT WAIVED FEES
                                             For periods ended 12/31/07, most recent      AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             calendar quarter-end                         WOULD HAVE BEEN LOWER.

                                             Inception (12/23/97)                 5.83%        PLEASE NOTE THAT PAST PERFORMANCE IS
                                             10 Years                             5.49    NOT INDICATIVE OF FUTURE RESULTS. MORE
                                                5 Years                          12.38    RECENT RETURNS MAY BE MORE OR LESS THAN
                                                1 Year                            5.17    THOSE SHOWN. ALL RETURNS ASSUME
                                                6 months*                        -1.55    REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                                                                          INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                             *    Cumulative total return that has not    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                                  been annualized                         MAY BE WORTH MORE OR LESS THAN THEIR
                                             ==========================================   ORIGINAL COST. SEE FULL REPORT FOR
                                                                                          INFORMATION ON COMPARATIVE BENCHMARKS.
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     MORE INFORMATION. FOR THE MOST CURRENT
                                             ASSET VALUE (NAV). PERFORMANCE OF            MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER       800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES     (1)  Total annual operating expenses less
                                             AND CLASS EXPENSES.                               any contractual fee waivers and/or
                                                                                               expense reimbursements by the advisor
                                                  THE NET ANNUAL FUND OPERATING EXPENSE        in effect through at least June 30,
                                             RATIO SET FORTH IN THE MOST RECENT FUND           2008. See current prospectus for more
                                             PROSPECTUS AS OF THE DATE OF THIS                 information.
                                             SUPPLEMENT FOR INSTITUTIONAL CLASS SHARES
                                             WAS 0.35%.(1) THE TOTAL ANNUAL FUND
                                             OPERATING EXPENSE RATIO SET FORTH IN THE
                                             MOST RECENT FUND PROSPECTUS AS OF THE DATE
                                             OF THIS SUPPLEMENT FOR INSTITUTIONAL CLASS
                                             SHARES WAS 0.45%. THE EXPENSE RATIOS
                                             PRESENTED ABOVE MAY VARY FROM THE EXPENSE
                                             RATIOS PRESENTED IN OTHER SECTIONS OF THE
                                             ACTU-

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [AIM INVESTMENTS LOGO]
AIMinvestments.com I-SPI-INS-2 A I M Distributors, Inc. --REGISTERED TRADEMARK--

AIM S&P 500 Index Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
        CLASS             (08/01/07)      (01/31/08)(1)     PERIOD(2)      (01/31/08)       PERIOD(2)       RATIO
    Institutional          $1,000.00         $954.80          $1.72         $1,023.38         $1.78          0.35%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

                                           Fund holdings and proxy voting
         [eDELIVERY                        information
        GO PAPERLESS
AIMinvestments.com/eDELIVERY               The Fund provides a complete list of
          GRAPHIC]                         its holdings four times in each
                                           fiscal year, at the quarter-ends. For
REGISTER FOR EDELIVERY                     the second and fourth quarters, the
                                           lists appear in the Fund's semiannual
eDelivery is the process of receiving      and annual reports to shareholders.
your fund and account information via      For the first and third quarters, the
e-mail. Once your quarterly statements,    Fund files the lists with the
tax forms, fund reports, and               Securities and Exchange Commission
prospectuses are available, we will send   (SEC) on Form N-Q. The most recent
you an e-mail notification containing      list of portfolio holdings is
links to these documents. For security     available at AIMinvestments.com. From
purposes, you will need to log in to       our home page, click on Products &
your account to view your statements and   Performance, then Mutual Funds, then
tax forms.                                 Fund Overview. Select your Fund from
                                           the drop-down menu and click on
WHY SIGN UP?                               Complete Quarterly Holdings.
                                           Shareholders can also look up the
Register for eDelivery to:                 Fund's Forms N-Q on the SEC Web site
                                           at sec.gov. Copies of the Fund's
-    save your Fund the cost of printing   Forms N-Q may be reviewed and copied
     and postage.                          at the SEC Public Reference Room in
                                           Washington, D.C. You can obtain
-    reduce the amount of paper you        information on the operation of the
     receive.                              Public Reference Room, including
                                           information about duplicating fee
-    gain access to your documents         charges, by calling 202-942-8090 or
     faster by not waiting for the mail.   800-732-0330, or by electronic
                                           request at the following e-mail
-    view your documents online anytime    address: publicinfo@sec.gov. The SEC
     at your convenience.                  file numbers for the Fund are
                                           811-01474 and 002-26125.
-    save the documents to your personal
     computer or print them out for your   A description of the policies and
     records.                              procedures that the Fund uses to
                                           determine how to vote proxies
HOW DO I SIGN UP?                          relating to portfolio securities is
                                           available without charge, upon
It's easy. Just follow these simple        request, from our Client Services
steps:                                     department at 800-959-4246 or on the
                                           AIM Web site, AIMinvestments.com. On
1.   Log in to your account.               the home page, scroll down and click
                                           on Proxy Policy. The information is
2.   Click on the "Service Center" tab.    also available on the SEC Web site,
                                           sec.gov.
3.   Select "Register for eDelivery" and
     complete the consent process.         Information regarding how the Fund
                                           voted proxies related to its
This AIM service is provided by AIM        portfolio securities during the 12
Investment Services, Inc.                  months ended June 30, 2007, is
                                           available at our Web site. Go to
                                           AIMinvestments.com, access the About
                                           Us tab, click on Required Notices and
                                           then click on Proxy Voting Activity.
                                           Next, select the Fund from the
                                           drop-down menu. The information is
                                           also available on the SEC Web site,
                                           sec.gov.

                                           I-SPI-SAR-1  A I M Distributors, Inc.

                                                          [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 18, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Stock Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: April 4, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: April 4, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: April 4, 2008

                                  EXHIBIT INDEX

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.